UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.24%
Actual		$ 1,000.00	$ 1,058.40	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.50%
Actual		$ 1,000.00	$ 1,058.10	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,054.30	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,055.00	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,059.80	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.6	3.4
Apple, Inc.	4.1	2.1
Berkshire Hathaway, Inc. Class A	3.4	3.6
Wells Fargo & Co.	3.3	3.4
The Coca-Cola Co.	2.3	1.9
McDonald's Corp.	2.3	2.2
Visa, Inc.	2.1	1.8
Gilead Sciences, Inc.	2.1	2.2
Procter & Gamble Co.	1.7	3.1
QUALCOMM, Inc.	1.6	1.1
	27.5
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.4	18.1
Health Care	15.3	19.8
Consumer Discretionary	12.6	10.0
Financials	12.0	13.6
Consumer Staples	8.9	12.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 90.8%		Stocks 90.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 9.0%
* Foreign investments	18.4%	** Foreign investments	16.3%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.0%
Johnson Controls, Inc.	52,300	$ 1,136
Automobiles - 0.3%
Dongfeng Motor Group Co. Ltd. (H Shares)	4,724,000	3,986
Geely Automobile Holdings Ltd.	28,585,000	5,164
Honda Motor Co. Ltd. sponsored ADR	277,300	7,590
Toyota Motor Corp.	406,400	15,369
		32,109
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	18,700	1,330
Brinks Home Security Holdings, Inc. (a)	64,600	1,829
Regis Corp.	66,900	1,165
Strayer Education, Inc.	113,880	24,838
		29,162
Hotels, Restaurants & Leisure - 3.5%
Buffalo Wild Wings, Inc. (a)	15,800	514
Cafe de Coral Holdings Ltd.	1,478,000	2,948
California Pizza Kitchen, Inc. (a)	86,200	1,146
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	19,648
Class B (a)	2,928	204
Little Sheep Group Ltd.	3,309,000	1,341
Marriott International, Inc. Class A	39,143	864
McDonald's Corp.	3,674,527	211,249
P.F. Chang's China Bistro, Inc. (a)	218,300	6,999
Panera Bread Co. Class A (a)(d)	171,900	8,571
Papa John's International, Inc. (a)	94,533	2,343
Sodexo SA	207,500	10,650
Starbucks Corp. (a)	964,300	13,394
Tim Hortons, Inc.	1,211,500	29,730
WMS Industries, Inc. (a)	111,100	3,501
Yum! Brands, Inc.	394,900	13,166
		326,268
Household Durables - 0.1%
Garmin Ltd.	245,500	5,848
KB Home	6,400	88
Snap-On, Inc.	46,300	1,331
		7,267
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,077,100	90,110
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc. (a)	238,200	$ 3,599
Liberty Media Corp. Interactive Series A (a)	575,800	2,885
Netflix, Inc. (a)	157,036	6,492
Priceline.com, Inc. (a)(d)	75,600	8,433
		111,519
Leisure Equipment & Products - 0.0%
Sport Supply Group, Inc.	117,500	1,009
Media - 2.7%
CKX, Inc. (a)	285,693	2,026
Discovery Communications, Inc. (a)	1,440,300	32,479
DreamWorks Animation SKG, Inc. Class A (a)	136,524	3,767
Interpublic Group of Companies, Inc. (a)	1,051,335	5,309
Liberty Global, Inc. Class A (a)	124,000	1,970
Liberty Media Corp. Entertainment Series A (a)	1,172,100	31,354
Marvel Entertainment, Inc. (a)	164,600	5,858
Pearson PLC	93,300	936
Scripps Networks Interactive, Inc. Class A	646,400	17,989
Sirius XM Radio, Inc. (a)(d)	9,168,200	3,942
The DIRECTV Group, Inc. (a)	1,128,800	27,893
The Walt Disney Co.	5,004,100	116,746
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	850
Washington Post Co. Class B	800	282
		251,401
Multiline Retail - 0.4%
99 Cents Only Stores (a)	82,500	1,120
Dollar Tree, Inc. (a)	467,800	19,694
Family Dollar Stores, Inc.	299,000	8,462
Mothercare PLC	22,700	179
NEXT PLC	230,000	5,558
Parkson Retail Group Ltd.	4,479,000	6,404
		41,417
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	533,100	22,118
Aeropostale, Inc. (a)	59,200	2,029
American Eagle Outfitters, Inc.	117,200	1,661
AutoZone, Inc. (a)	55,000	8,311
Bed Bath & Beyond, Inc. (a)	161,800	4,975
Belle International Holdings Ltd.	2,410,000	2,121
Best Buy Co., Inc.	472,100	15,811
Citi Trends, Inc. (a)	210,907	5,458
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fourlis Holdings SA	527,400	$ 6,843
Gamestop Corp. Class A (a)	105,900	2,331
H&M Hennes & Mauritz AB (B Shares)	85,200	4,251
Home Depot, Inc.	393,300	9,294
Inditex SA	140,800	6,749
J. Crew Group, Inc. (a)	986,615	26,658
O'Reilly Automotive, Inc. (a)	160,600	6,116
Pacific Sunwear of California, Inc. (a)	300,000	1,011
Ross Stores, Inc.	249,200	9,619
Sherwin-Williams Co.	50,000	2,688
Staples, Inc.	318,300	6,420
The Buckle, Inc. (d)	187,800	5,966
TJX Companies, Inc.	2,560,800	80,563
Urban Outfitters, Inc. (a)	478,000	9,976
		240,969
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC	433,400	3,016
China Dongxiang Group Co. Ltd.	3,417,000	2,297
China Hongxing Sports Ltd.	6,000,000	704
Coach, Inc.	515,800	13,865
Li Ning Co. Ltd.	802,000	2,365
NIKE, Inc. Class B	2,188,900	113,341
Polo Ralph Lauren Corp. Class A	47,900	2,565
		138,153
TOTAL CONSUMER DISCRETIONARY		1,180,410
CONSUMER STAPLES - 8.9%
Beverages - 2.9%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,100	2,016
Diageo PLC sponsored ADR	168,200	9,629
Hansen Natural Corp. (a)	134,600	4,148
PepsiCo, Inc.	542,300	29,805
The Coca-Cola Co.	4,560,300	218,849
Tsingtao Brewery Co. Ltd. (H Shares)	1,844,000	5,853
		270,300
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	495,300	22,635
CVS Caremark Corp.	112,800	3,595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Delhaize Group SA	12,300	$ 866
Kroger Co.	42,000	926
Susser Holdings Corp. (a)	219,462	2,456
Tesco PLC	7,302,100	42,478
Wal-Mart Stores, Inc.	258,400	12,517
Walgreen Co.	238,400	7,009
William Morrison Supermarkets PLC	618,400	2,406
		94,888
Food Products - 2.0%
Cadbury PLC	931,800	7,941
Campbell Soup Co.	195,800	5,760
Danone	302,408	14,923
General Mills, Inc.	583,600	32,693
Green Mountain Coffee Roasters, Inc. (a)	2,700	160
H.J. Heinz Co.	70,000	2,499
Kellogg Co.	459,900	21,418
Kraft Foods, Inc. Class A	634,400	16,076
Nestle SA (Reg.)	1,116,283	42,046
Ralcorp Holdings, Inc. (a)	223,700	13,628
Smart Balance, Inc. (a)	1,037,900	7,068
TreeHouse Foods, Inc. (a)	495,993	14,270
Want Want China Holdings Ltd.	17,803,000	10,062
		188,544
Household Products - 2.9%
Colgate-Palmolive Co.	1,564,500	110,673
Procter & Gamble Co.	3,122,667	159,568
		270,241
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	10,500	343
Hengan International Group Co. Ltd.	397,000	1,860
		2,203
Tobacco - 0.1%
Philip Morris International, Inc.	189,700	8,275
TOTAL CONSUMER STAPLES		834,451
ENERGY - 6.8%
Energy Equipment & Services - 1.1%
Noble Corp.	30,300	917
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	1,884,300	$ 101,959
Transocean Ltd. (a)	26,200	1,946
		104,822
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	54,200	3,911
Birchcliff Energy Ltd. (a)	1,487,700	7,738
Canadian Natural Resources Ltd.	708,700	37,284
Chesapeake Energy Corp.	587,299	11,646
Chevron Corp.	14,000	928
CNPC (Hong Kong) Ltd.	3,220,000	2,659
EnCana Corp.	1,531,200	75,922
EOG Resources, Inc.	385,400	26,176
EXCO Resources, Inc. (a)	8,800	114
Exxon Mobil Corp.	1,442,602	100,852
Govi High Power Exploration, Inc. (a)(f)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(f)	2,750,000	0*
Ivanhoe Energy, Inc. (a)	2,114,400	3,236
Murphy Oil Corp.	16,200	880
Noble Energy, Inc.	2,297,000	135,454
Occidental Petroleum Corp.	764,700	50,325
Petrohawk Energy Corp. (a)	395,700	8,824
Petroleo Brasileiro SA - Petrobras sponsored ADR	103,700	4,250
Petroplus Holdings AG	780,672	12,899
Range Resources Corp.	503,600	20,854
Southwestern Energy Co. (a)	505,800	19,650
Ultra Petroleum Corp. (a)	118,200	4,610
		533,712
TOTAL ENERGY		638,534
FINANCIALS - 11.9%
Capital Markets - 1.3%
BlackRock, Inc. Class A	15,700	2,754
Charles Schwab Corp.	1,393,800	24,447
Credit Suisse Group sponsored ADR	20,600	942
Franklin Resources, Inc.	99,700	7,179
Goldman Sachs Group, Inc.	397,500	58,607
Morgan Stanley	246,500	7,028
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	32,000	$ 1,718
T. Rowe Price Group, Inc.	468,300	19,514
		122,189
Commercial Banks - 3.9%
Banco do Brasil SA	300,800	3,248
Barclays PLC	1,322,800	6,147
Center Financial Corp., California	50,000	126
China Merchants Bank Co. Ltd. (H Shares)	461,000	1,055
HDFC Bank Ltd. sponsored ADR	37,700	3,888
Industrial & Commercial Bank of China Ltd.	8,445,000	5,884
Standard Chartered PLC (United Kingdom)	1,994,444	37,405
Wells Fargo & Co.	12,772,385	309,858
		367,611
Consumer Finance - 0.2%
American Express Co.	594,500	13,816
Diversified Financial Services - 1.5%
CME Group, Inc.	15,200	4,729
Gimv NV (d)	18,400	918
Hong Kong Exchange & Clearing Ltd.	611,300	9,521
IntercontinentalExchange, Inc. (a)	69,000	7,883
JPMorgan Chase & Co.	3,418,219	116,595
MSCI, Inc. Class A (a)	40,800	997
		140,643
Insurance - 4.8%
ACE Ltd.	562,900	24,897
Admiral Group PLC	837,500	11,987
Axis Capital Holdings Ltd.	95,500	2,500
Berkshire Hathaway, Inc. Class A (a)	3,493	314,370
eHealth, Inc. (a)	64,900	1,146
Endurance Specialty Holdings Ltd.	2,200	64
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,300	12,126
The Chubb Corp.	1,267,600	50,552
The Travelers Companies, Inc.	738,000	30,288
W.R. Berkley Corp.	307,600	6,604
		454,534
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	1,080	49
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	513,000	$ 4,802
China Overseas Land & Investment Ltd.	1,560,000	3,623
		8,425
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	480,000	6,379
TOTAL FINANCIALS		1,113,646
HEALTH CARE - 15.1%
Biotechnology - 4.0%
Actelion Ltd. (Reg.) (a)	260,200	13,616
Alexion Pharmaceuticals, Inc. (a)	394,900	16,238
Amgen, Inc. (a)	74,400	3,939
Anadys Pharmaceuticals, Inc. (a)	840,377	1,563
Biogen Idec, Inc. (a)	137,100	6,190
Celgene Corp. (a)	807,400	38,626
Cougar Biotechnology, Inc. (a)(f)	622,500	26,743
CSL Ltd.	99,523	2,578
Cubist Pharmaceuticals, Inc. (a)	260,082	4,767
Dendreon Corp. (a)	128,800	3,201
Gilead Sciences, Inc. (a)	4,217,200	197,534
GTx, Inc. (a)	199,006	1,837
Human Genome Sciences, Inc. (a)	59,800	171
ImmunoGen, Inc. (a)	149,276	1,285
MannKind Corp. (a)	837,333	6,959
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	66
Martek Biosciences	44,600	943
Medivation, Inc. (a)(d)	697,400	15,629
Myriad Genetics, Inc. (a)	731,600	26,082
Myriad Pharmaceuticals, Inc. (a)	189,675	882
OSI Pharmaceuticals, Inc. (a)	33,200	937
Seattle Genetics, Inc. (a)	135,600	1,318
Targacept, Inc. (a)	841,800	2,046
Vanda Pharmaceuticals, Inc. (a)	92,500	1,089
Vertex Pharmaceuticals, Inc. (a)	30,500	1,087
		375,326
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	437,100	50,756
Baxter International, Inc.	489,800	25,940
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	604,800	$ 43,128
Boston Scientific Corp. (a)	561,600	5,695
C.R. Bard, Inc.	446,999	33,279
Covidien PLC	1,604,966	60,090
DENTSPLY International, Inc.	683,117	20,849
Edwards Lifesciences Corp. (a)	371,900	25,300
ev3, Inc. (a)	92,400	991
Gen-Probe, Inc. (a)	38,100	1,638
ICU Medical, Inc. (a)	190,700	7,847
Inverness Medical Innovations, Inc. (a)	167,700	5,967
NuVasive, Inc. (a)	197,600	8,813
Orthovita, Inc. (a)	1,003,900	5,170
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,296,000	5,896
Smith & Nephew PLC	229,100	1,701
St. Jude Medical, Inc. (a)	466,800	19,185
Stryker Corp.	121,000	4,809
		327,054
Health Care Providers & Services - 1.1%
CardioNet, Inc. (a)	85,800	1,400
Emeritus Corp. (a)	144,700	1,911
Express Scripts, Inc. (a)	368,000	25,300
Henry Schein, Inc. (a)	81,300	3,898
HMS Holdings Corp. (a)	51,400	2,093
IPC The Hospitalist Co., Inc. (a)	40,600	1,084
Medco Health Solutions, Inc. (a)	1,510,700	68,903
		104,589
Health Care Technology - 0.4%
athenahealth, Inc. (a)	55,600	2,058
Cerner Corp. (a)	174,000	10,838
HLTH Corp. (a)	336,600	4,409
Quality Systems, Inc. (d)	337,900	19,247
		36,552
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	410,200	15,973
Life Technologies Corp. (a)	101,100	4,218
Mettler-Toledo International, Inc. (a)	582,800	44,963
Techne Corp.	65,200	4,160
Waters Corp. (a)	463,000	23,831
		93,145
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.1%
Abbott Laboratories	3,194,800	$ 150,283
Allergan, Inc.	194,100	9,235
Ardea Biosciences, Inc. (a)	81,200	1,278
AstraZeneca PLC (United Kingdom)	1,125,227	49,613
Bayer AG	32,300	1,732
Bristol-Myers Squibb Co.	2,195,300	44,587
Endo Pharmaceuticals Holdings, Inc. (a)	385,100	6,901
Forest Laboratories, Inc. (a)	386,500	9,705
Johnson & Johnson	2,327,300	132,191
Merck & Co., Inc.	271,200	7,583
Novo Nordisk AS Series B	347,400	18,782
Optimer Pharmaceuticals, Inc. (a)	184,000	2,754
Pronova BioPharma ASA (a)	1,133,300	3,013
Shionogi & Co. Ltd.	158,000	3,062
Teva Pharmaceutical Industries Ltd. sponsored ADR	700,600	34,568
Valeant Pharmaceuticals International (a)(d)	148,700	3,825
Vivus, Inc. (a)	176,110	1,071
		480,183
TOTAL HEALTH CARE		1,416,849
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	149,700	4,620
Lockheed Martin Corp.	264,397	21,324
Stanley, Inc. (a)	45,400	1,493
United Technologies Corp.	71,100	3,694
		31,131
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,415,472	73,817
Airlines - 0.3%
AirTran Holdings, Inc. (a)	157,800	977
Allegiant Travel Co. (a)(d)	52,900	2,097
Ryanair Holdings PLC sponsored ADR (a)	782,300	22,209
		25,283
Commercial Services & Supplies - 0.1%
APAC Customer Services, Inc. (a)	963,144	4,941
Clean Harbors, Inc. (a)	34,200	1,846
Fuel Tech, Inc. (a)	21,100	205
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ritchie Brothers Auctioneers, Inc. (d)	3,700	$ 87
Stericycle, Inc. (a)	16,800	866
		7,945
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	179,400	5,741
Jacobs Engineering Group, Inc. (a)	624,400	26,281
Orion Marine Group, Inc. (a)	56,100	1,066
URS Corp. (a)	18,700	926
		34,014
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(d)	35,500	932
China High Speed Transmission Equipment Group Co. Ltd.	962,000	1,917
Cooper Industries Ltd. Class A	579,845	18,004
First Solar, Inc. (a)	117,400	19,033
Roper Industries, Inc.	20,100	911
		40,797
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	391,500	1,955
Machinery - 0.9%
China Automation Group Ltd.	5,128,000	1,992
Danaher Corp.	1,020,077	62,980
PACCAR, Inc.	552,423	17,959
		82,931
Professional Services - 0.1%
Dun & Bradstreet Corp.	12,700	1,031
Experian PLC	251,100	1,876
Robert Half International, Inc.	332,500	7,854
Seek Ltd.	1,000,000	3,360
		14,121
Road & Rail - 0.1%
Canadian National Railway Co.	164,600	7,072
Heartland Express, Inc.	55,000	810
Knight Transportation, Inc.	38,000	629
		8,511
TOTAL INDUSTRIALS		320,505
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	128,600	$ 1,124
BYD Electronic International Co. Ltd.	12,031,500	7,390
Cisco Systems, Inc. (a)	1,157,600	21,578
EchoStar Holding Corp. Class A (a)	45,300	722
QUALCOMM, Inc.	3,360,000	151,872
Research In Motion Ltd. (a)	1,087,400	77,260
Starent Networks Corp. (a)	279,100	6,813
		266,759
Computers & Peripherals - 6.0%
Apple, Inc. (a)	2,724,453	388,044
Dell, Inc. (a)	1,572,100	21,585
Hewlett-Packard Co.	3,322,500	128,415
International Business Machines Corp.	31,300	3,268
NetApp, Inc. (a)	718,800	14,175
STEC, Inc. (a)(d)	167,400	3,882
		559,369
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	1,287,440	40,735
BYD Co. Ltd. (H Shares) (a)	3,004,000	11,900
Corning, Inc.	268,300	4,309
Digital Ally, Inc. (a)(d)	717,675	1,590
FLIR Systems, Inc. (a)	1,251,300	28,229
		86,763
Internet Software & Services - 6.6%
AsiaInfo Holdings, Inc. (a)	576,000	9,913
Baidu.com, Inc. sponsored ADR (a)	60,200	18,126
Constant Contact, Inc. (a)	182,300	3,617
eBay, Inc. (a)	863,700	14,795
Google, Inc. Class A (sub. vtg.) (a)	1,020,282	430,128
NetEase.com, Inc. sponsored ADR (a)	791,600	27,848
NHN Corp. (a)	14,939	2,068
Open Text Corp. (a)	321,700	11,755
Sohu.com, Inc. (a)(d)	680,600	42,762
Tencent Holdings Ltd.	4,239,800	49,483
VeriSign, Inc. (a)	31,800	588
VistaPrint Ltd. (a)	141,200	6,022
WebMD Health Corp. Class A (a)	34,000	1,017
		618,122
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.8%
Accenture Ltd. Class A	1,958,900	$ 65,545
Cognizant Technology Solutions Corp. Class A (a)	89,000	2,376
CyberSource Corp. (a)	521,900	7,985
Fidelity National Information Services, Inc.	426,200	8,507
Fiserv, Inc. (a)	46,700	2,134
Global Payments, Inc.	14,300	536
Hewitt Associates, Inc. Class A (a)	209,100	6,227
ManTech International Corp. Class A (a)	300	13
MasterCard, Inc. Class A	236,900	39,636
Metavante Technologies, Inc. (a)	203,800	5,270
Paychex, Inc.	41,100	1,036
Redecard SA	413,200	6,329
The Western Union Co.	627,200	10,286
Visa, Inc.	3,221,300	200,558
		356,438
Semiconductors & Semiconductor Equipment - 1.7%
Atheros Communications, Inc. (a)	28,983	558
Broadcom Corp. Class A (a)	983,700	24,386
Cree, Inc. (a)	93,500	2,748
Cymer, Inc. (a)	131,000	3,895
International Rectifier Corp. (a)	54,700	810
KLA-Tencor Corp.	31,400	793
Marvell Technology Group Ltd. (a)	1,524,600	17,746
NVIDIA Corp. (a)	1,792,600	20,238
ON Semiconductor Corp. (a)	488,000	3,348
Samsung Electronics Co. Ltd.	122,072	56,689
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	615
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,806,614	26,410
Xilinx, Inc.	43,800	896
		159,132
Software - 4.6%
Activision Blizzard, Inc. (a)	5,554,400	70,152
Adobe Systems, Inc. (a)	1,675,106	47,405
Autonomy Corp. PLC (a)	880,100	20,806
BMC Software, Inc. (a)	934,500	31,577
Check Point Software Technologies Ltd. (a)	34,000	798
Citrix Systems, Inc. (a)	184,800	5,893
GSE Systems, Inc. (a)	500,000	3,375
Longtop Financial Technologies Ltd. ADR (a)	39,600	973
McAfee, Inc. (a)	1,440,500	60,775
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	45,900	$ 1,091
NCsoft Corp.	34,050	4,888
Nintendo Co. Ltd.	30,300	8,356
Oracle Corp.	5,313,850	113,823
Pegasystems, Inc.	90,700	2,393
Red Hat, Inc. (a)	138,300	2,784
Salesforce.com, Inc. (a)	523,700	19,990
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	376,300	19,677
Solera Holdings, Inc. (a)	22,800	579
Sourcefire, Inc. (a)	500,000	6,195
Sybase, Inc. (a)	146,200	4,582
Synopsys, Inc. (a)	29,400	574
TiVo, Inc. (a)	177,600	1,861
		428,547
TOTAL INFORMATION TECHNOLOGY		2,475,130
MATERIALS - 4.8%
Chemicals - 0.6%
Airgas, Inc.	87,000	3,526
Ecolab, Inc.	887,500	34,604
Huabao International Holdings Ltd.	470,000	455
Monsanto Co.	263,700	19,603
Praxair, Inc.	14,700	1,045
Valspar Corp.	30,300	683
		59,916
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	110,200	5,805
AngloGold Ashanti Ltd. sponsored ADR	311,400	11,407
B2Gold Corp. (a)(e)	500,000	318
BHP Billiton Ltd. sponsored ADR (d)	281,800	15,423
Eldorado Gold Corp. (a)	2,028,300	18,276
First Quantum Minerals Ltd.	40,500	1,959
Franco-Nevada Corp.	1,347,300	32,388
Franco-Nevada Corp. (e)	126,300	3,036
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	255
Freeport-McMoRan Copper & Gold, Inc. Class B	103,300	5,176
Goldcorp, Inc.	2,343,401	81,458
IAMGOLD Corp.	383,600	3,885
Ivanhoe Mines Ltd. (a)	4,107,300	22,777
Kinross Gold Corp.	3,906,876	71,211
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Moto Goldmines Ltd. (a)	218,700	$ 903
New Gold, Inc. (a)	344,300	912
Newcrest Mining Ltd.	1,827,560	44,925
Nucor Corp.	19,900	884
Randgold Resources Ltd. sponsored ADR	640,280	41,087
Red Back Mining, Inc. (a)	2,128,404	18,556
Red Back Mining, Inc. (a)(e)	98,900	862
Royal Gold, Inc.	156,300	6,518
Seabridge Gold, Inc. (a)	51,400	1,333
Teck Resources Ltd. Class B (sub. vtg.)	47,407	756
US Gold Corp. (a)	758,000	2,001
		392,111
TOTAL MATERIALS		452,027
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Neutral Tandem, Inc. (a)	540,200	15,947
Nippon Telegraph & Telephone Corp.	138,400	5,636
Qwest Communications International, Inc.	798,300	3,313
		24,896
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	140,900	4,443
Bharti Airtel Ltd. (a)	1,060,834	17,821
Idea Cellular Ltd. (a)	444,807	664
Leap Wireless International, Inc. (a)	21,900	721
MTN Group Ltd.	67,500	1,036
NTT DoCoMo, Inc.	2,195	3,210
Sprint Nextel Corp. (a)	6,112,302	29,400
Vodafone Group PLC sponsored ADR	88,100	1,717
		59,012
TOTAL TELECOMMUNICATION SERVICES		83,908
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	2,326,400	4,600
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
YTL Power International Bhd	3,555	$ 2
TOTAL UTILITIES		4,602
TOTAL COMMON STOCKS (Cost $8,458,358)		8,520,062
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	541,260	2,127
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. (a)(f)	463,700	3,037
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	11,738
		14,775
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(f)	91,600	1,053
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	137,477	962
TOTAL HEALTH CARE		16,790
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(f)	64,821	486
Software - 0.0%
Trion World Network, Inc. 8.00% (f)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		22,710
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	809,262	$ 1,003
TOTAL PREFERRED STOCKS (Cost $34,322)		23,713
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 700	392
6.625% 10/1/28	1,490	820
7.45% 7/16/31	2,235	1,319
		2,531
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	6,415	3,785
TOTAL NONCONVERTIBLE BONDS (Cost $4,281)		6,316
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	876,585,904	876,586
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	66,887,455	66,887
TOTAL MONEY MARKET FUNDS (Cost $943,473)		943,473
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,440,434)		9,493,564
NET OTHER ASSETS - (1.1)%		(106,512)
NET ASSETS - 100%		$ 9,387,052
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,471,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,911,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0*
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,757
Fidelity Securities Lending Cash Central Fund	1,233
Total	$ 3,990
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,180,410	$ 1,164,191	$ 15,369	$ 850
Consumer Staples	834,451	833,585	866	-
Energy	638,534	633,034	-	5,500
Financials	1,115,773	1,107,499	6,147	2,127
Health Care	1,433,639	1,365,469	51,380	16,790
Industrials	320,505	320,505	-	-
Information Technology	2,478,923	2,466,774	8,356	3,793
Materials	452,027	452,027	-	-
Telecommunication Services	84,911	75,062	8,846	1,003
Utilities	4,602	4,602	-	-
Corporate Bonds	6,316	-	6,316	-
Money Market Funds	943,473	943,473	-	-
Total Investments in Securities:	$ 9,493,564	$ 9,366,221	$ 97,280	$ 30,063

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 67,974
Total Realized Gain (Loss)	(16,265)
Total Unrealized Gain (Loss)	(4,275)
Cost of Purchases	-
Proceeds of Sales	(11,735)
Amortization/Accretion	-
Transfer in/out of Level 3	(5,636)
Ending Balance	$ 30,063
Total unrealized gain (loss) on investments held at June 30, 2009	$ (1,171)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.6%
Canada	5.3%
United Kingdom	2.5%
China	1.7%
Switzerland	1.5%
Bermuda	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $726,035,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $504,429,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,745) - See accompanying schedule: Unaffiliated issuers (cost $8,496,961)	$ 8,550,091
Fidelity Central Funds (cost $943,473)	943,473
Total Investments (cost $9,440,434)		$ 9,493,564
Cash		130
Receivable for investments sold		43,385
Receivable for fund shares sold		20,539
Dividends receivable		9,519
Interest receivable		315
Distributions receivable from Fidelity Central Funds		440
Prepaid expenses		46
Other receivables		109
Total assets		9,568,047

Liabilities
Payable for investments purchased	$ 93,429
Payable for fund shares redeemed	10,237
Accrued management fee	5,381
Distribution fees payable	2,699
Other affiliated payables	2,168
Other payables and accrued expenses	194
Collateral on securities loaned, at value	66,887
Total liabilities		180,995

Net Assets		$ 9,387,052
Net Assets consist of:
Paid in capital		$ 11,076,078
Undistributed net investment income		3,735
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,746,025)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,264
Net Assets		$ 9,387,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,212,876 ÷ 227,147 shares)	$ 14.14

Maximum offering price per share (100/94.25 of $14.14)	$ 15.00
Class T: Net Asset Value and redemption price per share ($1,282,664 ÷ 91,437 shares)	$ 14.03

Maximum offering price per share (100/96.50 of $14.03)	$ 14.54
Class B: Net Asset Value and offering price per share ($332,326 ÷ 24,469 shares)A	$ 13.58

Class C: Net Asset Value and offering price per share ($1,459,895 ÷ 107,136 shares)A	$ 13.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,099,291 ÷ 217,032 shares)	$ 14.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 56,224
Interest		163
Income from Fidelity Central Funds		3,990
Total income		60,377

Expenses
Management fee Basic fee	$ 23,628
Performance adjustment	4,805
Transfer agent fees	12,121
Distribution fees	14,580
Accounting and security lending fees	674
Custodian fees and expenses	254
Independent trustees' compensation	33
Registration fees	292
Audit	40
Legal	12
Miscellaneous	93
Total expenses before reductions	56,532
Expense reductions	(338)	56,194
Net investment income (loss)		4,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(381,318)
Foreign currency transactions	10
Total net realized gain (loss)		(381,308)
Change in net unrealized appreciation (depreciation) on: Investment securities	872,037
Assets and liabilities in foreign currencies	123
Total change in net unrealized appreciation (depreciation)		872,160
Net gain (loss)		490,852
Net increase (decrease) in net assets resulting from operations		$ 495,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,183	$ 11,706
Net realized gain (loss)	(381,308)	(1,357,004)
Change in net unrealized appreciation (depreciation)	872,160	(3,202,536)
Net increase (decrease) in net assets resulting from operations	495,035	(4,547,834)
Distributions to shareholders from net investment income	(3,220)	(4,517)
Distributions to shareholders from net realized gain	-	(56,382)
Total distributions	(3,220)	(60,899)
Share transactions - net increase (decrease)	567,325	3,443,380
Total increase (decrease) in net assets	1,059,140	(1,165,353)

Net Assets
Beginning of period	8,327,912	9,493,265
End of period (including undistributed net investment income of $3,735 and undistributed net investment income of $2,772, respectively)	$ 9,387,052	$ 8,327,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.01	.05	.08	.06	.02	(.03)
Net realized and unrealized gain (loss)	.77	(8.22)	3.65	1.78	2.64	2.24
Total from investment operations	.78	(8.17)	3.73	1.84	2.66	2.21
Distributions from net investment income	-	- I	(.06)	(.03)	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-	-
Total distributions	-	(.12)	(.45)	(.12) J	-	(.01)
Net asset value, end of period	$ 14.14	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Total Return B, C ,D	5.84%	(37.92)%	20.26%	11.06%	19.01%	18.76%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of fee waivers, if any	1.24% A	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of all reductions	1.24% A	1.10%	1.08%	1.11%	1.13%	1.17%
Net investment income (loss)	.20% A	.26%	.42%	.37%	.13%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,213	$ 2,614	$ 2,630	$ 1,823	$ 1,019	$ 230
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Income from Investment Operations
Net investment income (loss) E	-	- I	.04	.03	(.01)	(.06)
Net realized and unrealized gain (loss)	.77	(8.18)	3.62	1.77	2.62	2.25
Total from investment operations	.77	(8.18)	3.66	1.80	2.61	2.19
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-	-
Total distributions	-	(.12)	(.39)	(.08) J	-	(.01)
Net asset value, end of period	$ 14.03	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Total Return B, C, D	5.81%	(38.13)%	20.00%	10.90%	18.70%	18.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of fee waivers, if any	1.50% A	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of all reductions	1.50% A	1.34%	1.31%	1.31%	1.34%	1.39%
Net investment income (loss)	(.05)% A	.02%	.19%	.17%	(.08)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,283	$ 1,254	$ 2,185	$ 2,165	$ 1,393	$ 325
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.08)	(.07)	(.10)	(.13)
Net realized and unrealized gain (loss)	.73	(7.94)	3.54	1.74	2.60	2.23
Total from investment operations	.70	(8.04)	3.46	1.67	2.50	2.10
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-	-
Total distributions	-	(.12)	(.39)	(.05) I	-	(.01)
Net asset value, end of period	$ 13.58	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Total Return B, C, D	5.43%	(38.41)%	19.24%	10.23%	18.05%	17.87%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of fee waivers, if any	2.00% A	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of all reductions	2.00% A	1.91%	1.89%	1.92%	1.94%	1.97%
Net investment income (loss)	(.55)% A	(.55)%	(.39)%	(.44)%	(.68)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 332	$ 313	$ 489	$ 452	$ 339	$ 109
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.06)	(.06)	(.09)	(.12)
Net realized and unrealized gain (loss)	.74	(7.97)	3.55	1.74	2.60	2.23
Total from investment operations	.71	(8.06)	3.49	1.68	2.51	2.11
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-	-
Total distributions	-	(.12)	(.39)	(.05) I	-	(.01)
Net asset value, end of period	$ 13.63	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Total Return B, C, D	5.50%	(38.39)%	19.37%	10.28%	18.11%	17.95%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of fee waivers, if any	2.00% A	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of all reductions	2.00% A	1.85%	1.82%	1.83%	1.85%	1.89%
Net investment income (loss)	(.55)% A	(.49)%	(.32)%	(.35)%	(.59)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,460	$ 1,355	$ 1,879	$ 1,596	$ 1,006	$ 246
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Income from Investment Operations
Net investment income (loss) D	.03	.09	.14	.12	.07	.01
Net realized and unrealized gain (loss)	.78	(8.30)	3.67	1.79	2.66	2.26
Total from investment operations	.81	(8.21)	3.81	1.91	2.73	2.27
Distributions from net investment income	(.02)	(.02)	(.10)	(.09)	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-	-
Total distributions	(.02)	(.14)	(.49)	(.17) H	-	(.01)
Net asset value, end of period	$ 14.28	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Total Return B, C	5.98%	(37.76)%	20.57%	11.40%	19.43%	19.27%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	.86%	.81%	.83%	.84%	.86%
Expenses net of fee waivers, if any	1.00% A	.86%	.81%	.83%	.84%	.86%
Expenses net of all reductions	1.00% A	.85%	.81%	.82%	.79%	.82%
Net investment income (loss)	.45% A	.50%	.69%	.66%	.47%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 3,099	$ 2,793	$ 2,309	$ 1,540	$ 498	$ 120
Portfolio turnover rate F	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustee compensation, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 829,177
Unrealized depreciation	(925,155)
Net unrealized appreciation (depreciation)	$ (95,978)
Cost for federal income tax purposes	$ 9,589,542

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,414,421 and $2,932,676, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,428	$ 222
Class T	.25%	.25%	2,989	12
Class B	.75%	.25%	1,520	1,144
Class C	.75%	.25%	6,643	1,631
			$ 14,580	$ 3,009

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 528
Class T	90
Class B*	407
Class C*	163
$ 1,188

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 3,871.28
Class T	1,711.29
Class B	508.33
Class C	1,934.29
Institutional Class	4,097.29
	$ 12,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,233.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	1.50%	$ 4
Class B	2.00%	74
Class C	2.00%	36
Institutional Class	1.00%	104
		$ 218

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ -	$ 5
Institutional Class	3,220	4,512
Total	$ 3,220	$ 4,517
From net realized gain
Class A	$ -	$ 15,552
Class T	-	11,399
Class B	-	2,709
Class C	-	10,794
Institutional Class	-	15,928
Total	$ -	$ 56,382

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	58,233	119,010	$ 760,871	$ 2,140,557
Reinvestment of distributions	-	733	-	14,197
Shares redeemed	(26,738)	(45,547)	(339,548)	(756,171)
Net increase (decrease)	31,495	74,196	$ 421,323	$ 1,398,583
Class T
Shares sold	11,464	23,040	$ 148,514	$ 407,661
Reinvestment of distributions	-	555	-	10,694
Shares redeemed	(14,537)	(30,471)	(183,751)	(526,856)
Net increase (decrease)	(3,073)	(6,876)	$ (35,237)	$ (108,501)
Class B
Shares sold	3,377	6,574	$ 42,337	$ 114,734
Reinvestment of distributions	-	121	-	2,270
Shares redeemed	(3,225)	(5,630)	(39,475)	(93,597)
Net increase (decrease)	152	1,065	$ 2,862	$ 23,407
Class C
Shares sold	15,479	39,154	$ 194,971	$ 680,481
Reinvestment of distributions	-	427	-	8,052
Shares redeemed	(13,201)	(23,763)	(161,386)	(381,933)
Net increase (decrease)	2,278	15,818	$ 33,585	$ 306,600

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Institutional Class
Shares sold	65,202	157,886	$ 851,384	$ 2,763,287
Reinvestment of distributions	178	834	2,279	14,720
Shares redeemed	(55,458)	(57,341)	(708,871)	(954,716)
Net increase (decrease)	9,922	101,379	$ 144,792	$ 1,823,291

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-USAN-0809
1.803541.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.24%
Actual		$ 1,000.00	$ 1,058.40	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.50%
Actual		$ 1,000.00	$ 1,058.10	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,054.30	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,055.00	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,059.80	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.6	3.4
Apple, Inc.	4.1	2.1
Berkshire Hathaway, Inc. Class A	3.4	3.6
Wells Fargo & Co.	3.3	3.4
The Coca-Cola Co.	2.3	1.9
McDonald's Corp.	2.3	2.2
Visa, Inc.	2.1	1.8
Gilead Sciences, Inc.	2.1	2.2
Procter & Gamble Co.	1.7	3.1
QUALCOMM, Inc.	1.6	1.1
	27.5
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.4	18.1
Health Care	15.3	19.8
Consumer Discretionary	12.6	10.0
Financials	12.0	13.6
Consumer Staples	8.9	12.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 90.8%		Stocks 90.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 9.0%
* Foreign investments	18.4%	** Foreign investments	16.3%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.0%
Johnson Controls, Inc.	52,300	$ 1,136
Automobiles - 0.3%
Dongfeng Motor Group Co. Ltd. (H Shares)	4,724,000	3,986
Geely Automobile Holdings Ltd.	28,585,000	5,164
Honda Motor Co. Ltd. sponsored ADR	277,300	7,590
Toyota Motor Corp.	406,400	15,369
		32,109
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	18,700	1,330
Brinks Home Security Holdings, Inc. (a)	64,600	1,829
Regis Corp.	66,900	1,165
Strayer Education, Inc.	113,880	24,838
		29,162
Hotels, Restaurants & Leisure - 3.5%
Buffalo Wild Wings, Inc. (a)	15,800	514
Cafe de Coral Holdings Ltd.	1,478,000	2,948
California Pizza Kitchen, Inc. (a)	86,200	1,146
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	19,648
Class B (a)	2,928	204
Little Sheep Group Ltd.	3,309,000	1,341
Marriott International, Inc. Class A	39,143	864
McDonald's Corp.	3,674,527	211,249
P.F. Chang's China Bistro, Inc. (a)	218,300	6,999
Panera Bread Co. Class A (a)(d)	171,900	8,571
Papa John's International, Inc. (a)	94,533	2,343
Sodexo SA	207,500	10,650
Starbucks Corp. (a)	964,300	13,394
Tim Hortons, Inc.	1,211,500	29,730
WMS Industries, Inc. (a)	111,100	3,501
Yum! Brands, Inc.	394,900	13,166
		326,268
Household Durables - 0.1%
Garmin Ltd.	245,500	5,848
KB Home	6,400	88
Snap-On, Inc.	46,300	1,331
		7,267
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,077,100	90,110
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc. (a)	238,200	$ 3,599
Liberty Media Corp. Interactive Series A (a)	575,800	2,885
Netflix, Inc. (a)	157,036	6,492
Priceline.com, Inc. (a)(d)	75,600	8,433
		111,519
Leisure Equipment & Products - 0.0%
Sport Supply Group, Inc.	117,500	1,009
Media - 2.7%
CKX, Inc. (a)	285,693	2,026
Discovery Communications, Inc. (a)	1,440,300	32,479
DreamWorks Animation SKG, Inc. Class A (a)	136,524	3,767
Interpublic Group of Companies, Inc. (a)	1,051,335	5,309
Liberty Global, Inc. Class A (a)	124,000	1,970
Liberty Media Corp. Entertainment Series A (a)	1,172,100	31,354
Marvel Entertainment, Inc. (a)	164,600	5,858
Pearson PLC	93,300	936
Scripps Networks Interactive, Inc. Class A	646,400	17,989
Sirius XM Radio, Inc. (a)(d)	9,168,200	3,942
The DIRECTV Group, Inc. (a)	1,128,800	27,893
The Walt Disney Co.	5,004,100	116,746
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	850
Washington Post Co. Class B	800	282
		251,401
Multiline Retail - 0.4%
99 Cents Only Stores (a)	82,500	1,120
Dollar Tree, Inc. (a)	467,800	19,694
Family Dollar Stores, Inc.	299,000	8,462
Mothercare PLC	22,700	179
NEXT PLC	230,000	5,558
Parkson Retail Group Ltd.	4,479,000	6,404
		41,417
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	533,100	22,118
Aeropostale, Inc. (a)	59,200	2,029
American Eagle Outfitters, Inc.	117,200	1,661
AutoZone, Inc. (a)	55,000	8,311
Bed Bath & Beyond, Inc. (a)	161,800	4,975
Belle International Holdings Ltd.	2,410,000	2,121
Best Buy Co., Inc.	472,100	15,811
Citi Trends, Inc. (a)	210,907	5,458
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fourlis Holdings SA	527,400	$ 6,843
Gamestop Corp. Class A (a)	105,900	2,331
H&M Hennes & Mauritz AB (B Shares)	85,200	4,251
Home Depot, Inc.	393,300	9,294
Inditex SA	140,800	6,749
J. Crew Group, Inc. (a)	986,615	26,658
O'Reilly Automotive, Inc. (a)	160,600	6,116
Pacific Sunwear of California, Inc. (a)	300,000	1,011
Ross Stores, Inc.	249,200	9,619
Sherwin-Williams Co.	50,000	2,688
Staples, Inc.	318,300	6,420
The Buckle, Inc. (d)	187,800	5,966
TJX Companies, Inc.	2,560,800	80,563
Urban Outfitters, Inc. (a)	478,000	9,976
		240,969
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC	433,400	3,016
China Dongxiang Group Co. Ltd.	3,417,000	2,297
China Hongxing Sports Ltd.	6,000,000	704
Coach, Inc.	515,800	13,865
Li Ning Co. Ltd.	802,000	2,365
NIKE, Inc. Class B	2,188,900	113,341
Polo Ralph Lauren Corp. Class A	47,900	2,565
		138,153
TOTAL CONSUMER DISCRETIONARY		1,180,410
CONSUMER STAPLES - 8.9%
Beverages - 2.9%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,100	2,016
Diageo PLC sponsored ADR	168,200	9,629
Hansen Natural Corp. (a)	134,600	4,148
PepsiCo, Inc.	542,300	29,805
The Coca-Cola Co.	4,560,300	218,849
Tsingtao Brewery Co. Ltd. (H Shares)	1,844,000	5,853
		270,300
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	495,300	22,635
CVS Caremark Corp.	112,800	3,595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Delhaize Group SA	12,300	$ 866
Kroger Co.	42,000	926
Susser Holdings Corp. (a)	219,462	2,456
Tesco PLC	7,302,100	42,478
Wal-Mart Stores, Inc.	258,400	12,517
Walgreen Co.	238,400	7,009
William Morrison Supermarkets PLC	618,400	2,406
		94,888
Food Products - 2.0%
Cadbury PLC	931,800	7,941
Campbell Soup Co.	195,800	5,760
Danone	302,408	14,923
General Mills, Inc.	583,600	32,693
Green Mountain Coffee Roasters, Inc. (a)	2,700	160
H.J. Heinz Co.	70,000	2,499
Kellogg Co.	459,900	21,418
Kraft Foods, Inc. Class A	634,400	16,076
Nestle SA (Reg.)	1,116,283	42,046
Ralcorp Holdings, Inc. (a)	223,700	13,628
Smart Balance, Inc. (a)	1,037,900	7,068
TreeHouse Foods, Inc. (a)	495,993	14,270
Want Want China Holdings Ltd.	17,803,000	10,062
		188,544
Household Products - 2.9%
Colgate-Palmolive Co.	1,564,500	110,673
Procter & Gamble Co.	3,122,667	159,568
		270,241
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	10,500	343
Hengan International Group Co. Ltd.	397,000	1,860
		2,203
Tobacco - 0.1%
Philip Morris International, Inc.	189,700	8,275
TOTAL CONSUMER STAPLES		834,451
ENERGY - 6.8%
Energy Equipment & Services - 1.1%
Noble Corp.	30,300	917
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	1,884,300	$ 101,959
Transocean Ltd. (a)	26,200	1,946
		104,822
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	54,200	3,911
Birchcliff Energy Ltd. (a)	1,487,700	7,738
Canadian Natural Resources Ltd.	708,700	37,284
Chesapeake Energy Corp.	587,299	11,646
Chevron Corp.	14,000	928
CNPC (Hong Kong) Ltd.	3,220,000	2,659
EnCana Corp.	1,531,200	75,922
EOG Resources, Inc.	385,400	26,176
EXCO Resources, Inc. (a)	8,800	114
Exxon Mobil Corp.	1,442,602	100,852
Govi High Power Exploration, Inc. (a)(f)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(f)	2,750,000	0*
Ivanhoe Energy, Inc. (a)	2,114,400	3,236
Murphy Oil Corp.	16,200	880
Noble Energy, Inc.	2,297,000	135,454
Occidental Petroleum Corp.	764,700	50,325
Petrohawk Energy Corp. (a)	395,700	8,824
Petroleo Brasileiro SA - Petrobras sponsored ADR	103,700	4,250
Petroplus Holdings AG	780,672	12,899
Range Resources Corp.	503,600	20,854
Southwestern Energy Co. (a)	505,800	19,650
Ultra Petroleum Corp. (a)	118,200	4,610
		533,712
TOTAL ENERGY		638,534
FINANCIALS - 11.9%
Capital Markets - 1.3%
BlackRock, Inc. Class A	15,700	2,754
Charles Schwab Corp.	1,393,800	24,447
Credit Suisse Group sponsored ADR	20,600	942
Franklin Resources, Inc.	99,700	7,179
Goldman Sachs Group, Inc.	397,500	58,607
Morgan Stanley	246,500	7,028
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	32,000	$ 1,718
T. Rowe Price Group, Inc.	468,300	19,514
		122,189
Commercial Banks - 3.9%
Banco do Brasil SA	300,800	3,248
Barclays PLC	1,322,800	6,147
Center Financial Corp., California	50,000	126
China Merchants Bank Co. Ltd. (H Shares)	461,000	1,055
HDFC Bank Ltd. sponsored ADR	37,700	3,888
Industrial & Commercial Bank of China Ltd.	8,445,000	5,884
Standard Chartered PLC (United Kingdom)	1,994,444	37,405
Wells Fargo & Co.	12,772,385	309,858
		367,611
Consumer Finance - 0.2%
American Express Co.	594,500	13,816
Diversified Financial Services - 1.5%
CME Group, Inc.	15,200	4,729
Gimv NV (d)	18,400	918
Hong Kong Exchange & Clearing Ltd.	611,300	9,521
IntercontinentalExchange, Inc. (a)	69,000	7,883
JPMorgan Chase & Co.	3,418,219	116,595
MSCI, Inc. Class A (a)	40,800	997
		140,643
Insurance - 4.8%
ACE Ltd.	562,900	24,897
Admiral Group PLC	837,500	11,987
Axis Capital Holdings Ltd.	95,500	2,500
Berkshire Hathaway, Inc. Class A (a)	3,493	314,370
eHealth, Inc. (a)	64,900	1,146
Endurance Specialty Holdings Ltd.	2,200	64
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,300	12,126
The Chubb Corp.	1,267,600	50,552
The Travelers Companies, Inc.	738,000	30,288
W.R. Berkley Corp.	307,600	6,604
		454,534
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	1,080	49
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	513,000	$ 4,802
China Overseas Land & Investment Ltd.	1,560,000	3,623
		8,425
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	480,000	6,379
TOTAL FINANCIALS		1,113,646
HEALTH CARE - 15.1%
Biotechnology - 4.0%
Actelion Ltd. (Reg.) (a)	260,200	13,616
Alexion Pharmaceuticals, Inc. (a)	394,900	16,238
Amgen, Inc. (a)	74,400	3,939
Anadys Pharmaceuticals, Inc. (a)	840,377	1,563
Biogen Idec, Inc. (a)	137,100	6,190
Celgene Corp. (a)	807,400	38,626
Cougar Biotechnology, Inc. (a)(f)	622,500	26,743
CSL Ltd.	99,523	2,578
Cubist Pharmaceuticals, Inc. (a)	260,082	4,767
Dendreon Corp. (a)	128,800	3,201
Gilead Sciences, Inc. (a)	4,217,200	197,534
GTx, Inc. (a)	199,006	1,837
Human Genome Sciences, Inc. (a)	59,800	171
ImmunoGen, Inc. (a)	149,276	1,285
MannKind Corp. (a)	837,333	6,959
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	66
Martek Biosciences	44,600	943
Medivation, Inc. (a)(d)	697,400	15,629
Myriad Genetics, Inc. (a)	731,600	26,082
Myriad Pharmaceuticals, Inc. (a)	189,675	882
OSI Pharmaceuticals, Inc. (a)	33,200	937
Seattle Genetics, Inc. (a)	135,600	1,318
Targacept, Inc. (a)	841,800	2,046
Vanda Pharmaceuticals, Inc. (a)	92,500	1,089
Vertex Pharmaceuticals, Inc. (a)	30,500	1,087
		375,326
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	437,100	50,756
Baxter International, Inc.	489,800	25,940
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	604,800	$ 43,128
Boston Scientific Corp. (a)	561,600	5,695
C.R. Bard, Inc.	446,999	33,279
Covidien PLC	1,604,966	60,090
DENTSPLY International, Inc.	683,117	20,849
Edwards Lifesciences Corp. (a)	371,900	25,300
ev3, Inc. (a)	92,400	991
Gen-Probe, Inc. (a)	38,100	1,638
ICU Medical, Inc. (a)	190,700	7,847
Inverness Medical Innovations, Inc. (a)	167,700	5,967
NuVasive, Inc. (a)	197,600	8,813
Orthovita, Inc. (a)	1,003,900	5,170
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,296,000	5,896
Smith & Nephew PLC	229,100	1,701
St. Jude Medical, Inc. (a)	466,800	19,185
Stryker Corp.	121,000	4,809
		327,054
Health Care Providers & Services - 1.1%
CardioNet, Inc. (a)	85,800	1,400
Emeritus Corp. (a)	144,700	1,911
Express Scripts, Inc. (a)	368,000	25,300
Henry Schein, Inc. (a)	81,300	3,898
HMS Holdings Corp. (a)	51,400	2,093
IPC The Hospitalist Co., Inc. (a)	40,600	1,084
Medco Health Solutions, Inc. (a)	1,510,700	68,903
		104,589
Health Care Technology - 0.4%
athenahealth, Inc. (a)	55,600	2,058
Cerner Corp. (a)	174,000	10,838
HLTH Corp. (a)	336,600	4,409
Quality Systems, Inc. (d)	337,900	19,247
		36,552
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	410,200	15,973
Life Technologies Corp. (a)	101,100	4,218
Mettler-Toledo International, Inc. (a)	582,800	44,963
Techne Corp.	65,200	4,160
Waters Corp. (a)	463,000	23,831
		93,145
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.1%
Abbott Laboratories	3,194,800	$ 150,283
Allergan, Inc.	194,100	9,235
Ardea Biosciences, Inc. (a)	81,200	1,278
AstraZeneca PLC (United Kingdom)	1,125,227	49,613
Bayer AG	32,300	1,732
Bristol-Myers Squibb Co.	2,195,300	44,587
Endo Pharmaceuticals Holdings, Inc. (a)	385,100	6,901
Forest Laboratories, Inc. (a)	386,500	9,705
Johnson & Johnson	2,327,300	132,191
Merck & Co., Inc.	271,200	7,583
Novo Nordisk AS Series B	347,400	18,782
Optimer Pharmaceuticals, Inc. (a)	184,000	2,754
Pronova BioPharma ASA (a)	1,133,300	3,013
Shionogi & Co. Ltd.	158,000	3,062
Teva Pharmaceutical Industries Ltd. sponsored ADR	700,600	34,568
Valeant Pharmaceuticals International (a)(d)	148,700	3,825
Vivus, Inc. (a)	176,110	1,071
		480,183
TOTAL HEALTH CARE		1,416,849
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	149,700	4,620
Lockheed Martin Corp.	264,397	21,324
Stanley, Inc. (a)	45,400	1,493
United Technologies Corp.	71,100	3,694
		31,131
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,415,472	73,817
Airlines - 0.3%
AirTran Holdings, Inc. (a)	157,800	977
Allegiant Travel Co. (a)(d)	52,900	2,097
Ryanair Holdings PLC sponsored ADR (a)	782,300	22,209
		25,283
Commercial Services & Supplies - 0.1%
APAC Customer Services, Inc. (a)	963,144	4,941
Clean Harbors, Inc. (a)	34,200	1,846
Fuel Tech, Inc. (a)	21,100	205
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ritchie Brothers Auctioneers, Inc. (d)	3,700	$ 87
Stericycle, Inc. (a)	16,800	866
		7,945
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	179,400	5,741
Jacobs Engineering Group, Inc. (a)	624,400	26,281
Orion Marine Group, Inc. (a)	56,100	1,066
URS Corp. (a)	18,700	926
		34,014
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(d)	35,500	932
China High Speed Transmission Equipment Group Co. Ltd.	962,000	1,917
Cooper Industries Ltd. Class A	579,845	18,004
First Solar, Inc. (a)	117,400	19,033
Roper Industries, Inc.	20,100	911
		40,797
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	391,500	1,955
Machinery - 0.9%
China Automation Group Ltd.	5,128,000	1,992
Danaher Corp.	1,020,077	62,980
PACCAR, Inc.	552,423	17,959
		82,931
Professional Services - 0.1%
Dun & Bradstreet Corp.	12,700	1,031
Experian PLC	251,100	1,876
Robert Half International, Inc.	332,500	7,854
Seek Ltd.	1,000,000	3,360
		14,121
Road & Rail - 0.1%
Canadian National Railway Co.	164,600	7,072
Heartland Express, Inc.	55,000	810
Knight Transportation, Inc.	38,000	629
		8,511
TOTAL INDUSTRIALS		320,505
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	128,600	$ 1,124
BYD Electronic International Co. Ltd.	12,031,500	7,390
Cisco Systems, Inc. (a)	1,157,600	21,578
EchoStar Holding Corp. Class A (a)	45,300	722
QUALCOMM, Inc.	3,360,000	151,872
Research In Motion Ltd. (a)	1,087,400	77,260
Starent Networks Corp. (a)	279,100	6,813
		266,759
Computers & Peripherals - 6.0%
Apple, Inc. (a)	2,724,453	388,044
Dell, Inc. (a)	1,572,100	21,585
Hewlett-Packard Co.	3,322,500	128,415
International Business Machines Corp.	31,300	3,268
NetApp, Inc. (a)	718,800	14,175
STEC, Inc. (a)(d)	167,400	3,882
		559,369
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	1,287,440	40,735
BYD Co. Ltd. (H Shares) (a)	3,004,000	11,900
Corning, Inc.	268,300	4,309
Digital Ally, Inc. (a)(d)	717,675	1,590
FLIR Systems, Inc. (a)	1,251,300	28,229
		86,763
Internet Software & Services - 6.6%
AsiaInfo Holdings, Inc. (a)	576,000	9,913
Baidu.com, Inc. sponsored ADR (a)	60,200	18,126
Constant Contact, Inc. (a)	182,300	3,617
eBay, Inc. (a)	863,700	14,795
Google, Inc. Class A (sub. vtg.) (a)	1,020,282	430,128
NetEase.com, Inc. sponsored ADR (a)	791,600	27,848
NHN Corp. (a)	14,939	2,068
Open Text Corp. (a)	321,700	11,755
Sohu.com, Inc. (a)(d)	680,600	42,762
Tencent Holdings Ltd.	4,239,800	49,483
VeriSign, Inc. (a)	31,800	588
VistaPrint Ltd. (a)	141,200	6,022
WebMD Health Corp. Class A (a)	34,000	1,017
		618,122
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.8%
Accenture Ltd. Class A	1,958,900	$ 65,545
Cognizant Technology Solutions Corp. Class A (a)	89,000	2,376
CyberSource Corp. (a)	521,900	7,985
Fidelity National Information Services, Inc.	426,200	8,507
Fiserv, Inc. (a)	46,700	2,134
Global Payments, Inc.	14,300	536
Hewitt Associates, Inc. Class A (a)	209,100	6,227
ManTech International Corp. Class A (a)	300	13
MasterCard, Inc. Class A	236,900	39,636
Metavante Technologies, Inc. (a)	203,800	5,270
Paychex, Inc.	41,100	1,036
Redecard SA	413,200	6,329
The Western Union Co.	627,200	10,286
Visa, Inc.	3,221,300	200,558
		356,438
Semiconductors & Semiconductor Equipment - 1.7%
Atheros Communications, Inc. (a)	28,983	558
Broadcom Corp. Class A (a)	983,700	24,386
Cree, Inc. (a)	93,500	2,748
Cymer, Inc. (a)	131,000	3,895
International Rectifier Corp. (a)	54,700	810
KLA-Tencor Corp.	31,400	793
Marvell Technology Group Ltd. (a)	1,524,600	17,746
NVIDIA Corp. (a)	1,792,600	20,238
ON Semiconductor Corp. (a)	488,000	3,348
Samsung Electronics Co. Ltd.	122,072	56,689
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	615
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,806,614	26,410
Xilinx, Inc.	43,800	896
		159,132
Software - 4.6%
Activision Blizzard, Inc. (a)	5,554,400	70,152
Adobe Systems, Inc. (a)	1,675,106	47,405
Autonomy Corp. PLC (a)	880,100	20,806
BMC Software, Inc. (a)	934,500	31,577
Check Point Software Technologies Ltd. (a)	34,000	798
Citrix Systems, Inc. (a)	184,800	5,893
GSE Systems, Inc. (a)	500,000	3,375
Longtop Financial Technologies Ltd. ADR (a)	39,600	973
McAfee, Inc. (a)	1,440,500	60,775
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	45,900	$ 1,091
NCsoft Corp.	34,050	4,888
Nintendo Co. Ltd.	30,300	8,356
Oracle Corp.	5,313,850	113,823
Pegasystems, Inc.	90,700	2,393
Red Hat, Inc. (a)	138,300	2,784
Salesforce.com, Inc. (a)	523,700	19,990
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	376,300	19,677
Solera Holdings, Inc. (a)	22,800	579
Sourcefire, Inc. (a)	500,000	6,195
Sybase, Inc. (a)	146,200	4,582
Synopsys, Inc. (a)	29,400	574
TiVo, Inc. (a)	177,600	1,861
		428,547
TOTAL INFORMATION TECHNOLOGY		2,475,130
MATERIALS - 4.8%
Chemicals - 0.6%
Airgas, Inc.	87,000	3,526
Ecolab, Inc.	887,500	34,604
Huabao International Holdings Ltd.	470,000	455
Monsanto Co.	263,700	19,603
Praxair, Inc.	14,700	1,045
Valspar Corp.	30,300	683
		59,916
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	110,200	5,805
AngloGold Ashanti Ltd. sponsored ADR	311,400	11,407
B2Gold Corp. (a)(e)	500,000	318
BHP Billiton Ltd. sponsored ADR (d)	281,800	15,423
Eldorado Gold Corp. (a)	2,028,300	18,276
First Quantum Minerals Ltd.	40,500	1,959
Franco-Nevada Corp.	1,347,300	32,388
Franco-Nevada Corp. (e)	126,300	3,036
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	255
Freeport-McMoRan Copper & Gold, Inc. Class B	103,300	5,176
Goldcorp, Inc.	2,343,401	81,458
IAMGOLD Corp.	383,600	3,885
Ivanhoe Mines Ltd. (a)	4,107,300	22,777
Kinross Gold Corp.	3,906,876	71,211
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Moto Goldmines Ltd. (a)	218,700	$ 903
New Gold, Inc. (a)	344,300	912
Newcrest Mining Ltd.	1,827,560	44,925
Nucor Corp.	19,900	884
Randgold Resources Ltd. sponsored ADR	640,280	41,087
Red Back Mining, Inc. (a)	2,128,404	18,556
Red Back Mining, Inc. (a)(e)	98,900	862
Royal Gold, Inc.	156,300	6,518
Seabridge Gold, Inc. (a)	51,400	1,333
Teck Resources Ltd. Class B (sub. vtg.)	47,407	756
US Gold Corp. (a)	758,000	2,001
		392,111
TOTAL MATERIALS		452,027
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Neutral Tandem, Inc. (a)	540,200	15,947
Nippon Telegraph & Telephone Corp.	138,400	5,636
Qwest Communications International, Inc.	798,300	3,313
		24,896
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	140,900	4,443
Bharti Airtel Ltd. (a)	1,060,834	17,821
Idea Cellular Ltd. (a)	444,807	664
Leap Wireless International, Inc. (a)	21,900	721
MTN Group Ltd.	67,500	1,036
NTT DoCoMo, Inc.	2,195	3,210
Sprint Nextel Corp. (a)	6,112,302	29,400
Vodafone Group PLC sponsored ADR	88,100	1,717
		59,012
TOTAL TELECOMMUNICATION SERVICES		83,908
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	2,326,400	4,600
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
YTL Power International Bhd	3,555	$ 2
TOTAL UTILITIES		4,602
TOTAL COMMON STOCKS (Cost $8,458,358)		8,520,062
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	541,260	2,127
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. (a)(f)	463,700	3,037
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	11,738
		14,775
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(f)	91,600	1,053
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	137,477	962
TOTAL HEALTH CARE		16,790
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(f)	64,821	486
Software - 0.0%
Trion World Network, Inc. 8.00% (f)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		22,710
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	809,262	$ 1,003
TOTAL PREFERRED STOCKS (Cost $34,322)		23,713
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 700	392
6.625% 10/1/28	1,490	820
7.45% 7/16/31	2,235	1,319
		2,531
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	6,415	3,785
TOTAL NONCONVERTIBLE BONDS (Cost $4,281)		6,316
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	876,585,904	876,586
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	66,887,455	66,887
TOTAL MONEY MARKET FUNDS (Cost $943,473)		943,473
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,440,434)		9,493,564
NET OTHER ASSETS - (1.1)%		(106,512)
NET ASSETS - 100%		$ 9,387,052
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,471,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,911,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0*
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,757
Fidelity Securities Lending Cash Central Fund	1,233
Total	$ 3,990
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,180,410	$ 1,164,191	$ 15,369	$ 850
Consumer Staples	834,451	833,585	866	-
Energy	638,534	633,034	-	5,500
Financials	1,115,773	1,107,499	6,147	2,127
Health Care	1,433,639	1,365,469	51,380	16,790
Industrials	320,505	320,505	-	-
Information Technology	2,478,923	2,466,774	8,356	3,793
Materials	452,027	452,027	-	-
Telecommunication Services	84,911	75,062	8,846	1,003
Utilities	4,602	4,602	-	-
Corporate Bonds	6,316	-	6,316	-
Money Market Funds	943,473	943,473	-	-
Total Investments in Securities:	$ 9,493,564	$ 9,366,221	$ 97,280	$ 30,063

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 67,974
Total Realized Gain (Loss)	(16,265)
Total Unrealized Gain (Loss)	(4,275)
Cost of Purchases	-
Proceeds of Sales	(11,735)
Amortization/Accretion	-
Transfer in/out of Level 3	(5,636)
Ending Balance	$ 30,063
Total unrealized gain (loss) on investments held at June 30, 2009	$ (1,171)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.6%
Canada	5.3%
United Kingdom	2.5%
China	1.7%
Switzerland	1.5%
Bermuda	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $726,035,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $504,429,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,745) - See accompanying schedule: Unaffiliated issuers (cost $8,496,961)	$ 8,550,091
Fidelity Central Funds (cost $943,473)	943,473
Total Investments (cost $9,440,434)		$ 9,493,564
Cash		130
Receivable for investments sold		43,385
Receivable for fund shares sold		20,539
Dividends receivable		9,519
Interest receivable		315
Distributions receivable from Fidelity Central Funds		440
Prepaid expenses		46
Other receivables		109
Total assets		9,568,047

Liabilities
Payable for investments purchased	$ 93,429
Payable for fund shares redeemed	10,237
Accrued management fee	5,381
Distribution fees payable	2,699
Other affiliated payables	2,168
Other payables and accrued expenses	194
Collateral on securities loaned, at value	66,887
Total liabilities		180,995

Net Assets		$ 9,387,052
Net Assets consist of:
Paid in capital		$ 11,076,078
Undistributed net investment income		3,735
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,746,025)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,264
Net Assets		$ 9,387,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,212,876 ÷ 227,147 shares)	$ 14.14

Maximum offering price per share (100/94.25 of $14.14)	$ 15.00
Class T: Net Asset Value and redemption price per share ($1,282,664 ÷ 91,437 shares)	$ 14.03

Maximum offering price per share (100/96.50 of $14.03)	$ 14.54
Class B: Net Asset Value and offering price per share ($332,326 ÷ 24,469 shares)A	$ 13.58

Class C: Net Asset Value and offering price per share ($1,459,895 ÷ 107,136 shares)A	$ 13.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,099,291 ÷ 217,032 shares)	$ 14.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 56,224
Interest		163
Income from Fidelity Central Funds		3,990
Total income		60,377

Expenses
Management fee Basic fee	$ 23,628
Performance adjustment	4,805
Transfer agent fees	12,121
Distribution fees	14,580
Accounting and security lending fees	674
Custodian fees and expenses	254
Independent trustees' compensation	33
Registration fees	292
Audit	40
Legal	12
Miscellaneous	93
Total expenses before reductions	56,532
Expense reductions	(338)	56,194
Net investment income (loss)		4,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(381,318)
Foreign currency transactions	10
Total net realized gain (loss)		(381,308)
Change in net unrealized appreciation (depreciation) on: Investment securities	872,037
Assets and liabilities in foreign currencies	123
Total change in net unrealized appreciation (depreciation)		872,160
Net gain (loss)		490,852
Net increase (decrease) in net assets resulting from operations		$ 495,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,183	$ 11,706
Net realized gain (loss)	(381,308)	(1,357,004)
Change in net unrealized appreciation (depreciation)	872,160	(3,202,536)
Net increase (decrease) in net assets resulting from operations	495,035	(4,547,834)
Distributions to shareholders from net investment income	(3,220)	(4,517)
Distributions to shareholders from net realized gain	-	(56,382)
Total distributions	(3,220)	(60,899)
Share transactions - net increase (decrease)	567,325	3,443,380
Total increase (decrease) in net assets	1,059,140	(1,165,353)

Net Assets
Beginning of period	8,327,912	9,493,265
End of period (including undistributed net investment income of $3,735 and undistributed net investment income of $2,772, respectively)	$ 9,387,052	$ 8,327,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.01	.05	.08	.06	.02	(.03)
Net realized and unrealized gain (loss)	.77	(8.22)	3.65	1.78	2.64	2.24
Total from investment operations	.78	(8.17)	3.73	1.84	2.66	2.21
Distributions from net investment income	-	- I	(.06)	(.03)	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-	-
Total distributions	-	(.12)	(.45)	(.12) J	-	(.01)
Net asset value, end of period	$ 14.14	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Total Return B, C ,D	5.84%	(37.92)%	20.26%	11.06%	19.01%	18.76%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of fee waivers, if any	1.24% A	1.10%	1.09%	1.12%	1.17%	1.22%
Expenses net of all reductions	1.24% A	1.10%	1.08%	1.11%	1.13%	1.17%
Net investment income (loss)	.20% A	.26%	.42%	.37%	.13%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,213	$ 2,614	$ 2,630	$ 1,823	$ 1,019	$ 230
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Income from Investment Operations
Net investment income (loss) E	-	- I	.04	.03	(.01)	(.06)
Net realized and unrealized gain (loss)	.77	(8.18)	3.62	1.77	2.62	2.25
Total from investment operations	.77	(8.18)	3.66	1.80	2.61	2.19
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-	-
Total distributions	-	(.12)	(.39)	(.08) J	-	(.01)
Net asset value, end of period	$ 14.03	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Total Return B, C, D	5.81%	(38.13)%	20.00%	10.90%	18.70%	18.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of fee waivers, if any	1.50% A	1.34%	1.31%	1.32%	1.38%	1.43%
Expenses net of all reductions	1.50% A	1.34%	1.31%	1.31%	1.34%	1.39%
Net investment income (loss)	(.05)% A	.02%	.19%	.17%	(.08)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,283	$ 1,254	$ 2,185	$ 2,165	$ 1,393	$ 325
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.08)	(.07)	(.10)	(.13)
Net realized and unrealized gain (loss)	.73	(7.94)	3.54	1.74	2.60	2.23
Total from investment operations	.70	(8.04)	3.46	1.67	2.50	2.10
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-	-
Total distributions	-	(.12)	(.39)	(.05) I	-	(.01)
Net asset value, end of period	$ 13.58	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Total Return B, C, D	5.43%	(38.41)%	19.24%	10.23%	18.05%	17.87%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of fee waivers, if any	2.00% A	1.91%	1.89%	1.93%	1.98%	2.02%
Expenses net of all reductions	2.00% A	1.91%	1.89%	1.92%	1.94%	1.97%
Net investment income (loss)	(.55)% A	(.55)%	(.39)%	(.44)%	(.68)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 332	$ 313	$ 489	$ 452	$ 339	$ 109
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.06)	(.06)	(.09)	(.12)
Net realized and unrealized gain (loss)	.74	(7.97)	3.55	1.74	2.60	2.23
Total from investment operations	.71	(8.06)	3.49	1.68	2.51	2.11
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.05)	-	-
Total distributions	-	(.12)	(.39)	(.05) I	-	(.01)
Net asset value, end of period	$ 13.63	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Total Return B, C, D	5.50%	(38.39)%	19.37%	10.28%	18.11%	17.95%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of fee waivers, if any	2.00% A	1.85%	1.82%	1.85%	1.89%	1.94%
Expenses net of all reductions	2.00% A	1.85%	1.82%	1.83%	1.85%	1.89%
Net investment income (loss)	(.55)% A	(.49)%	(.32)%	(.35)%	(.59)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,460	$ 1,355	$ 1,879	$ 1,596	$ 1,006	$ 246
Portfolio turnover rate G	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Income from Investment Operations
Net investment income (loss) D	.03	.09	.14	.12	.07	.01
Net realized and unrealized gain (loss)	.78	(8.30)	3.67	1.79	2.66	2.26
Total from investment operations	.81	(8.21)	3.81	1.91	2.73	2.27
Distributions from net investment income	(.02)	(.02)	(.10)	(.09)	-	(.01)
Distributions from net realized gain	-	(.12)	(.39)	(.08)	-	-
Total distributions	(.02)	(.14)	(.49)	(.17) H	-	(.01)
Net asset value, end of period	$ 14.28	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Total Return B, C	5.98%	(37.76)%	20.57%	11.40%	19.43%	19.27%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	.86%	.81%	.83%	.84%	.86%
Expenses net of fee waivers, if any	1.00% A	.86%	.81%	.83%	.84%	.86%
Expenses net of all reductions	1.00% A	.85%	.81%	.82%	.79%	.82%
Net investment income (loss)	.45% A	.50%	.69%	.66%	.47%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 3,099	$ 2,793	$ 2,309	$ 1,540	$ 498	$ 120
Portfolio turnover rate F	78% A	74%	57%	79%	65%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustee compensation, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 829,177
Unrealized depreciation	(925,155)
Net unrealized appreciation (depreciation)	$ (95,978)
Cost for federal income tax purposes	$ 9,589,542

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,414,421 and $2,932,676, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,428	$ 222
Class T	.25%	.25%	2,989	12
Class B	.75%	.25%	1,520	1,144
Class C	.75%	.25%	6,643	1,631
			$ 14,580	$ 3,009

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 528
Class T	90
Class B*	407
Class C*	163
$ 1,188

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 3,871.28
Class T	1,711.29
Class B	508.33
Class C	1,934.29
Institutional Class	4,097.29
	$ 12,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,233.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	1.50%	$ 4
Class B	2.00%	74
Class C	2.00%	36
Institutional Class	1.00%	104
		$ 218

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ -	$ 5
Institutional Class	3,220	4,512
Total	$ 3,220	$ 4,517
From net realized gain
Class A	$ -	$ 15,552
Class T	-	11,399
Class B	-	2,709
Class C	-	10,794
Institutional Class	-	15,928
Total	$ -	$ 56,382

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	58,233	119,010	$ 760,871	$ 2,140,557
Reinvestment of distributions	-	733	-	14,197
Shares redeemed	(26,738)	(45,547)	(339,548)	(756,171)
Net increase (decrease)	31,495	74,196	$ 421,323	$ 1,398,583
Class T
Shares sold	11,464	23,040	$ 148,514	$ 407,661
Reinvestment of distributions	-	555	-	10,694
Shares redeemed	(14,537)	(30,471)	(183,751)	(526,856)
Net increase (decrease)	(3,073)	(6,876)	$ (35,237)	$ (108,501)
Class B
Shares sold	3,377	6,574	$ 42,337	$ 114,734
Reinvestment of distributions	-	121	-	2,270
Shares redeemed	(3,225)	(5,630)	(39,475)	(93,597)
Net increase (decrease)	152	1,065	$ 2,862	$ 23,407
Class C
Shares sold	15,479	39,154	$ 194,971	$ 680,481
Reinvestment of distributions	-	427	-	8,052
Shares redeemed	(13,201)	(23,763)	(161,386)	(381,933)
Net increase (decrease)	2,278	15,818	$ 33,585	$ 306,600

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Institutional Class
Shares sold	65,202	157,886	$ 851,384	$ 2,763,287
Reinvestment of distributions	178	834	2,279	14,720
Shares redeemed	(55,458)	(57,341)	(708,871)	(954,716)
Net increase (decrease)	9,922	101,379	$ 144,792	$ 1,823,291

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-USAN-0809
1.803544.105

Fidelity®

Contrafund®

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Contrafund	1.05%
Actual		$ 1,000.00	$ 1,056.70	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class K	.87%
Actual		$ 1,000.00	$ 1,057.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.0	3.8
Apple, Inc.	3.9	2.1
Berkshire Hathaway, Inc. Class A	3.6	4.0
Wells Fargo & Co.	3.4	3.5
The Coca-Cola Co.	2.4	2.1
McDonald's Corp.	2.3	2.2
Gilead Sciences, Inc.	2.1	2.2
Procter & Gamble Co.	1.7	3.2
Visa, Inc.	1.7	1.2
Abbott Laboratories	1.7	1.8
	27.8
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.2	18.7
Health Care	15.2	20.5
Consumer Discretionary	13.2	10.4
Financials	12.3	13.3
Consumer Staples	9.5	13.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 92.7%		Stocks 94.2%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	19.4%	** Foreign investments	18.6%

Semiannual Report

Investments June 30, 2009

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.0%
Johnson Controls, Inc.	163,400	$ 3,549
Automobiles - 0.3%
Dongfeng Motor Group Co. Ltd. (H Shares)	27,058,000	22,834
Geely Automobile Holdings Ltd.	159,380,000	28,792
Honda Motor Co. Ltd. sponsored ADR	1,298,700	35,545
Toyota Motor Corp.	2,369,700	89,616
		176,787
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	24,964	1,775
Brinks Home Security Holdings, Inc. (a)	378,900	10,727
Regis Corp.	400,000	6,964
Strayer Education, Inc. (d)	650,686	141,921
		161,387
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	89,919	2,924
Cafe de Coral Holdings Ltd.	10,176,000	20,300
California Pizza Kitchen, Inc. (a)	543,667	7,225
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	193,260
Class B (a)	150,496	10,503
Little Sheep Group Ltd.	18,723,000	7,586
Marriott International, Inc. Class A	283,140	6,249
McDonald's Corp.	20,941,170	1,203,908
P.F. Chang's China Bistro, Inc. (a)(d)(e)	1,233,233	39,537
Panera Bread Co. Class A (a)	873,000	43,528
Papa John's International, Inc. (a)	537,311	13,320
Sodexo SA	1,526,144	78,329
Starbucks Corp. (a)	5,245,900	72,866
Tim Hortons, Inc. (e)	10,761,232	264,081
WMS Industries, Inc. (a)	610,200	19,227
Yum! Brands, Inc.	1,999,500	66,663
		2,049,506
Household Durables - 0.1%
Garmin Ltd.	1,091,500	26,000
Snap-On, Inc.	175,969	5,057
		31,057
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	5,681,608	475,323
Expedia, Inc. (a)	1,335,500	20,179
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	3,227,400	$ 16,169
Netflix, Inc. (a)	910,739	37,650
Priceline.com, Inc. (a)(d)	272,800	30,431
		579,752
Media - 3.1%
CKX, Inc. (a)	1,781,993	12,634
Discovery Communications, Inc. (a)	8,012,005	180,671
DreamWorks Animation SKG, Inc. Class A (a)	830,618	22,917
Interpublic Group of Companies, Inc. (a)	7,129,876	36,006
Liberty Global, Inc. Class A (a)	755,738	12,009
Liberty Media Corp. Entertainment Series A (a)	7,565,016	202,364
Marvel Entertainment, Inc. (a)	1,006,697	35,828
Pearson PLC	611,200	6,129
Scripps Networks Interactive, Inc. Class A	4,554,952	126,764
Sirius XM Radio, Inc. (a)	37,647,200	16,188
The DIRECTV Group, Inc. (a)	6,234,500	154,054
The Walt Disney Co.	33,155,106	773,509
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	15,463
Washington Post Co. Class B	7,700	2,712
		1,597,248
Multiline Retail - 0.4%
99 Cents Only Stores (a)	434,800	5,905
Dollar Tree, Inc. (a)	2,593,200	109,174
Family Dollar Stores, Inc.	1,618,400	45,801
Mothercare PLC	125,718	993
NEXT PLC	1,323,300	31,981
Parkson Retail Group Ltd.	21,708,500	31,037
		224,891
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	2,708,800	112,388
Aeropostale, Inc. (a)	328,500	11,258
American Eagle Outfitters, Inc.	627,700	8,895
AutoZone, Inc. (a)	284,900	43,051
Bed Bath & Beyond, Inc. (a)	735,400	22,614
Belle International Holdings Ltd.	13,000,000	11,440
Best Buy Co., Inc.	2,608,500	87,359
Gamestop Corp. Class A (a)	1,530,540	33,687
H&M Hennes & Mauritz AB (B Shares)	486,668	24,285
Home Depot, Inc.	2,415,300	57,074
Inditex SA	775,600	37,175
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
J. Crew Group, Inc. (a)(d)(e)	6,234,704	$ 168,462
O'Reilly Automotive, Inc. (a)	891,200	33,937
Ross Stores, Inc.	1,375,300	53,087
Sherwin-Williams Co.	292,000	15,695
Staples, Inc.	1,820,800	36,726
The Buckle, Inc. (d)	787,930	25,033
TJX Companies, Inc.	14,034,862	441,537
Urban Outfitters, Inc. (a)	3,170,300	66,164
		1,289,867
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC	2,321,900	16,158
China Dongxiang Group Co. Ltd.	19,675,000	13,227
Coach, Inc.	2,446,251	65,755
Li Ning Co. Ltd.	4,618,500	13,617
NIKE, Inc. Class B	12,366,100	640,317
Polo Ralph Lauren Corp. Class A	261,600	14,006
		763,080
TOTAL CONSUMER DISCRETIONARY		6,877,124
CONSUMER STAPLES - 9.5%
Beverages - 3.1%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	170,000	11,021
Diageo PLC sponsored ADR	815,667	46,697
Hansen Natural Corp. (a)	678,100	20,899
PepsiCo, Inc.	4,339,473	238,497
Pernod Ricard SA (d)	54,087	3,404
The Coca-Cola Co.	25,815,191	1,238,871
Tsingtao Brewery Co. Ltd. (H Shares)	10,720,000	34,028
		1,593,417
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	2,696,623	123,236
CVS Caremark Corp.	626,100	19,954
Delhaize Group SA	68,900	4,850
Kroger Co.	228,800	5,045
Susser Holdings Corp. (a)(e)	1,441,800	16,134
Tesco PLC	40,536,337	235,810
Wal-Mart Stores, Inc.	1,476,500	71,522
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	1,936,400	$ 56,930
William Morrison Supermarkets PLC	4,436,200	17,260
		550,741
Food Products - 2.2%
Cadbury PLC	6,417,500	54,689
Campbell Soup Co.	1,283,300	37,755
Danone (d)	1,828,770	90,244
General Mills, Inc.	3,528,100	197,644
H.J. Heinz Co.	370,800	13,238
Kellogg Co.	3,121,034	145,347
Kraft Foods, Inc. Class A	3,807,100	96,472
Nestle SA (Reg.)	7,044,260	265,327
Ralcorp Holdings, Inc. (a)	1,172,700	71,441
Smart Balance, Inc. (a)	924,393	6,295
TreeHouse Foods, Inc. (a)(e)	3,120,473	89,776
Want Want China Holdings Ltd.	97,423,000	55,060
		1,123,288
Household Products - 3.1%
Colgate-Palmolive Co.	10,063,311	711,879
Procter & Gamble Co.	17,368,770	887,544
		1,599,423
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	481,000	15,714
Hengan International Group Co. Ltd.	2,286,000	10,707
		26,421
Tobacco - 0.1%
Philip Morris International, Inc.	1,319,700	57,565
TOTAL CONSUMER STAPLES		4,950,855
ENERGY - 6.8%
Energy Equipment & Services - 1.1%
Schlumberger Ltd. (NY Shares)	10,517,200	569,086
Transocean Ltd. (a)	146,600	10,891
		579,977
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	294,700	21,263
Birchcliff Energy Ltd. (a)(e)	9,341,900	48,593
Canadian Natural Resources Ltd.	3,889,206	204,609
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	3,748,491	$ 74,333
Chevron Corp.	74,800	4,956
CNPC (Hong Kong) Ltd.	18,250,000	15,071
Concho Resources, Inc. (a)	215,639	6,187
EnCana Corp.	8,669,348	429,852
EOG Resources, Inc.	2,156,457	146,467
EXCO Resources, Inc. (a)	58,300	753
Exxon Mobil Corp.	8,067,637	564,009
Ivanhoe Energy, Inc. (a)	12,036,400	18,420
Murphy Oil Corp.	117,100	6,361
Noble Energy, Inc. (e)	12,763,836	752,683
Occidental Petroleum Corp.	4,283,706	281,911
Petrohawk Energy Corp. (a)	2,001,000	44,622
Petroleo Brasileiro SA - Petrobras sponsored ADR	309,100	12,667
Petroplus Holdings AG (e)	4,411,848	72,895
Range Resources Corp.	2,975,300	123,207
Southwestern Energy Co. (a)	2,557,667	99,365
Ultra Petroleum Corp. (a)	672,000	26,208
		2,954,432
TOTAL ENERGY		3,534,409
FINANCIALS - 12.2%
Capital Markets - 1.3%
BlackRock, Inc. Class A	82,500	14,472
Charles Schwab Corp.	7,501,475	131,576
Credit Suisse Group sponsored ADR	110,000	5,030
Franklin Resources, Inc.	552,900	39,814
Goldman Sachs Group, Inc.	2,199,990	324,367
Morgan Stanley	1,328,168	37,866
Northern Trust Corp.	143,200	7,687
T. Rowe Price Group, Inc.	2,368,700	98,704
		659,516
Commercial Banks - 4.0%
Banco do Brasil SA	2,927,100	31,609
Barclays PLC	10,222,100	47,501
China Merchants Bank Co. Ltd. (H Shares)	2,500,000	5,723
HDFC Bank Ltd. sponsored ADR	208,700	21,523
Industrial & Commercial Bank of China Ltd.	46,939,000	32,706
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	11,241,439	$ 210,830
Wells Fargo & Co.	72,692,815	1,763,528
		2,113,420
Consumer Finance - 0.1%
American Express Co.	3,524,433	81,908
Diversified Financial Services - 1.5%
CME Group, Inc.	82,800	25,760
Gimv NV (d)	100,000	4,991
Hong Kong Exchange & Clearing Ltd.	3,385,700	52,730
IntercontinentalExchange, Inc. (a)	422,800	48,301
JPMorgan Chase & Co.	18,537,229	632,305
MSCI, Inc. Class A (a)	210,000	5,132
		769,219
Insurance - 5.1%
ACE Ltd.	2,719,978	120,305
Admiral Group PLC	4,881,222	69,864
Axis Capital Holdings Ltd.	1,668,235	43,674
Berkshire Hathaway, Inc. Class A (a)(d)	20,497	1,844,730
eHealth, Inc. (a)	428,400	7,566
Fairfax Financial Holdings Ltd. (sub. vtg.)	261,922	65,756
The Chubb Corp.	7,319,300	291,894
The Travelers Companies, Inc.	3,918,415	160,812
W.R. Berkley Corp.	1,558,600	33,463
		2,638,064
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	6,043	272
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	2,943,452	27,551
China Overseas Land & Investment Ltd.	4,770,000	11,079
		38,630
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,899,100	38,529
TOTAL FINANCIALS		6,339,558
HEALTH CARE - 15.2%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	1,460,080	76,404
Alexion Pharmaceuticals, Inc. (a)	907,396	37,312
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	120,600	$ 6,385
Biogen Idec, Inc. (a)	773,500	34,924
Celgene Corp. (a)	4,840,404	231,565
CSL Ltd.	974,020	25,230
Cubist Pharmaceuticals, Inc. (a)	1,192,150	21,852
Dendreon Corp. (a)	476,100	11,831
Gilead Sciences, Inc. (a)	23,624,394	1,106,567
GTx, Inc. (a)	1,245,528	11,496
ImmunoGen, Inc. (a)	755,319	6,503
MannKind Corp. (a)(d)(e)	7,676,769	63,794
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	668
Martek Biosciences	236,300	4,998
Medivation, Inc. (a)(d)(e)	3,290,432	73,739
Myriad Genetics, Inc. (a)	4,151,956	148,017
Myriad Pharmaceuticals, Inc. (a)	1,074,114	4,995
OSI Pharmaceuticals, Inc. (a)	181,000	5,110
Seattle Genetics, Inc. (a)	951,676	9,250
Vanda Pharmaceuticals, Inc. (a)	527,198	6,205
Vertex Pharmaceuticals, Inc. (a)	150,000	5,346
		1,892,191
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	2,691,200	312,502
Baxter International, Inc.	2,880,500	152,551
Becton, Dickinson & Co.	3,766,248	268,571
Boston Scientific Corp. (a)	3,017,700	30,599
C.R. Bard, Inc.	2,871,540	213,786
Covidien PLC	9,801,108	366,953
DENTSPLY International, Inc.	3,559,385	108,632
Edwards Lifesciences Corp. (a)	2,038,317	138,667
ev3, Inc. (a)	501,000	5,371
Gen-Probe, Inc. (a)	429,234	18,448
ICU Medical, Inc. (a)(e)	1,063,789	43,775
Inverness Medical Innovations, Inc. (a)	909,800	32,371
NuVasive, Inc. (a)	1,705,093	76,047
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	12,440,000	31,943
Smith & Nephew PLC	1,264,500	9,388
St. Jude Medical, Inc. (a)	2,690,800	110,592
Stryker Corp.	857,750	34,087
		1,954,283
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
CardioNet, Inc. (a)	377,100	$ 6,154
Emeritus Corp. (a)	850,000	11,229
Express Scripts, Inc. (a)	1,937,400	133,196
Henry Schein, Inc. (a)	330,300	15,838
HMS Holdings Corp. (a)	286,200	11,654
IPC The Hospitalist Co., Inc. (a)	195,000	5,205
Medco Health Solutions, Inc. (a)	8,501,487	387,753
UnitedHealth Group, Inc.	96,547	2,412
		573,441
Health Care Technology - 0.4%
Cerner Corp. (a)	1,165,102	72,574
HLTH Corp. (a)	1,844,293	24,160
Quality Systems, Inc. (d)(e)	1,964,985	111,926
		208,660
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	2,147,045	83,606
Life Technologies Corp. (a)	573,100	23,910
Mettler-Toledo International, Inc. (a)(e)	3,238,900	249,881
QIAGEN NV (a)	500,000	9,295
Techne Corp.	534,080	34,080
Waters Corp. (a)	2,642,981	136,034
		536,806
Pharmaceuticals - 5.3%
Abbott Laboratories	18,174,683	854,937
Allergan, Inc.	1,062,600	50,559
Ardea Biosciences, Inc. (a)	450,569	7,092
AstraZeneca PLC (United Kingdom)	6,245,900	275,389
Bayer AG	321,332	17,227
Bristol-Myers Squibb Co.	12,410,000	252,047
Endo Pharmaceuticals Holdings, Inc. (a)	2,343,737	42,000
Forest Laboratories, Inc. (a)	2,060,600	51,742
Johnson & Johnson	13,949,100	792,309
Merck & Co., Inc.	1,938,050	54,188
Novo Nordisk AS Series B	2,032,125	109,866
Optimer Pharmaceuticals, Inc. (a)	988,280	14,795
Pronova BioPharma ASA (a)	8,373,435	22,261
Roche Holding AG (participation certificate)	133,696	18,176
Shionogi & Co. Ltd.	900,000	17,442
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,411,100	168,304
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)(d)	648,300	$ 16,674
Vivus, Inc. (a)	1,482,538	9,014
		2,774,022
TOTAL HEALTH CARE		7,939,403
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.4%
AeroVironment, Inc. (a)(d)	1,072,618	33,101
Lockheed Martin Corp.	1,495,713	120,629
Stanley, Inc. (a)	250,469	8,235
United Technologies Corp.	422,400	21,948
		183,913
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	7,910,625	412,539
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,086,900	6,728
Allegiant Travel Co. (a)(d)	327,800	12,994
Ryanair Holdings PLC sponsored ADR (a)	4,211,200	119,556
		139,278
Commercial Services & Supplies - 0.0%
Clean Harbors, Inc. (a)	185,000	9,988
Ritchie Brothers Auctioneers, Inc. (d)	38,800	910
Stericycle, Inc. (a)	100,000	5,153
		16,051
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	948,600	30,355
Jacobs Engineering Group, Inc. (a)	3,489,938	146,891
Orion Marine Group, Inc. (a)	300,000	5,700
URS Corp. (a)	107,700	5,333
		188,279
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(d)	204,600	5,371
China High Speed Transmission Equipment Group Co. Ltd.	5,536,000	11,029
Cooper Industries Ltd. Class A	5,005,441	155,419
First Solar, Inc. (a)	556,900	90,285
Roper Industries, Inc.	100,000	4,531
		266,635
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	2,251,500	$ 11,243
Machinery - 1.0%
China Automation Group Ltd.	29,036,000	11,277
Danaher Corp.	6,589,709	406,849
PACCAR, Inc.	3,093,841	100,581
		518,707
Professional Services - 0.1%
Dun & Bradstreet Corp.	126,600	10,281
Experian PLC	1,400,000	10,462
Robert Half International, Inc.	1,805,900	42,655
		63,398
Road & Rail - 0.2%
Canadian National Railway Co.	2,398,000	103,025
Heartland Express, Inc.	300,000	4,416
Knight Transportation, Inc.	237,600	3,932
		111,373
TOTAL INDUSTRIALS		1,911,416
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 2.9%
Aruba Networks, Inc. (a)	681,200	5,954
BYD Electronic International Co. Ltd.	79,112,000	48,591
Cisco Systems, Inc. (a)	6,889,400	128,418
EchoStar Holding Corp. Class A (a)	270,400	4,310
QUALCOMM, Inc.	18,572,238	839,465
Research In Motion Ltd. (a)	6,110,309	434,137
Starent Networks Corp. (a)	1,782,000	43,499
		1,504,374
Computers & Peripherals - 5.7%
Apple, Inc. (a)	14,298,147	2,036,485
Dell, Inc. (a)	7,930,600	108,887
Hewlett-Packard Co.	18,388,849	710,729
International Business Machines Corp.	212,600	22,200
NetApp, Inc. (a)	3,686,800	72,704
STEC, Inc. (a)(d)	971,600	22,531
		2,973,536
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A (e)	9,480,212	299,954
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
BYD Co. Ltd. (H Shares) (a)	18,914,000	$ 74,925
Corning, Inc.	1,544,900	24,811
FLIR Systems, Inc. (a)	7,482,308	168,801
		568,491
Internet Software & Services - 6.9%
AsiaInfo Holdings, Inc. (a)(e)	2,703,000	46,519
Baidu.com, Inc. sponsored ADR (a)	339,500	102,220
Constant Contact, Inc. (a)	1,387,658	27,531
eBay, Inc. (a)	4,900,000	83,937
Google, Inc. Class A (sub. vtg.) (a)	6,153,176	2,594,112
NetEase.com, Inc. sponsored ADR (a)	4,281,800	150,634
NHN Corp. (a)	137,049	18,975
Open Text Corp. (a)	1,825,700	66,712
Sohu.com, Inc. (a)(d)(e)	3,493,500	219,497
Telecity Group PLC (a)	212,100	1,040
Tencent Holdings Ltd.	22,800,800	266,111
VeriSign, Inc. (a)	647,013	11,957
VistaPrint Ltd. (a)	769,982	32,840
WebMD Health Corp. Class A (a)	192,373	5,756
		3,627,841
IT Services - 3.4%
Accenture Ltd. Class A	11,302,400	378,178
Cognizant Technology Solutions Corp. Class A (a)	628,400	16,778
CyberSource Corp. (a)	2,298,951	35,174
Fidelity National Information Services, Inc.	2,426,000	48,423
Fiserv, Inc. (a)	270,000	12,339
Global Payments, Inc.	193,600	7,252
Hewitt Associates, Inc. Class A (a)	1,029,500	30,659
ManTech International Corp. Class A (a)	12,710	547
MasterCard, Inc. Class A	1,409,641	235,847
Metavante Technologies, Inc. (a)	1,111,400	28,741
Paychex, Inc.	239,100	6,025
Redecard SA	2,248,300	34,438
The Western Union Co.	3,663,968	60,089
Visa, Inc.	13,904,893	865,719
		1,760,209
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A (a)	5,523,800	136,935
Cree, Inc. (a)	493,200	14,495
Intel Corp.	1,256,850	20,801
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	425,000	$ 6,294
KLA-Tencor Corp.	177,100	4,472
Marvell Technology Group Ltd. (a)	8,114,800	94,456
NVIDIA Corp. (a)	8,977,800	101,359
Samsung Electronics Co. Ltd.	644,184	299,150
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,636,700	137,731
Xilinx, Inc.	231,700	4,741
		820,434
Software - 4.5%
Activision Blizzard, Inc. (a)	27,837,464	351,587
Adobe Systems, Inc. (a)	9,175,308	259,661
Autonomy Corp. PLC (a)	4,803,553	113,560
BMC Software, Inc. (a)	4,681,880	158,201
Check Point Software Technologies Ltd. (a)	184,300	4,326
Citrix Systems, Inc. (a)	1,027,800	32,777
Kingdee International Software Group Co. Ltd.	30,000,000	5,187
McAfee, Inc. (a)(e)	8,609,835	363,249
Microsoft Corp.	296,700	7,053
NCsoft Corp.	177,520	25,483
Nintendo Co. Ltd.	176,375	48,637
Oracle Corp.	29,730,300	636,823
Pegasystems, Inc.	486,732	12,840
Red Hat, Inc. (a)	748,400	15,065
Salesforce.com, Inc. (a)	4,050,382	154,603
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,993,774	104,254
Solera Holdings, Inc. (a)	347,523	8,827
Sybase, Inc. (a)	876,400	27,466
Synopsys, Inc. (a)	180,900	3,529
TiVo, Inc. (a)	930,800	9,755
		2,342,883
TOTAL INFORMATION TECHNOLOGY		13,597,768
MATERIALS - 5.0%
Chemicals - 0.7%
Airgas, Inc.	487,932	19,776
Ecolab, Inc.	4,866,063	189,728
Huabao International Holdings Ltd.	2,620,000	2,536
Monsanto Co.	1,534,965	114,109
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	42,120	$ 2,993
Valspar Corp.	211,100	4,756
		333,898
Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd. (Canada)	614,400	32,365
AngloGold Ashanti Ltd. sponsored ADR	1,699,800	62,264
B2Gold Corp. (a)(f)	5,000,000	3,181
BHP Billiton Ltd. sponsored ADR (d)	1,565,000	85,652
Eldorado Gold Corp. (a)	10,412,779	93,823
First Quantum Minerals Ltd.	206,300	9,977
Franco-Nevada Corp. (e)	7,334,100	176,306
Franco-Nevada Corp. (e)(f)	695,100	16,710
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	347,550	1,404
Freeport-McMoRan Copper & Gold, Inc. Class B	562,900	28,207
Goldcorp, Inc.	14,411,683	500,958
IAMGOLD Corp.	1,996,200	20,218
Ivanhoe Mines Ltd. (a)(e)	23,508,900	130,369
Kinross Gold Corp.	21,678,579	395,139
New Gold, Inc. (a)	1,890,600	5,006
Newcrest Mining Ltd.	11,034,827	271,257
Nucor Corp.	111,300	4,945
Randgold Resources Ltd. sponsored ADR	3,463,546	222,256
Red Back Mining, Inc. (a)(e)	15,493,000	135,069
Red Back Mining, Inc. (a)(e)(f)	592,400	5,165
Royal Gold, Inc.	755,472	31,503
Seabridge Gold, Inc. (a)	285,600	7,408
US Gold Corp. (a)	4,283,300	11,308
		2,250,490
TOTAL MATERIALS		2,584,388
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Neutral Tandem, Inc. (a)(e)	2,589,556	76,444
Nippon Telegraph & Telephone Corp.	900,000	36,653
Qwest Communications International, Inc.	4,670,900	19,384
		132,481
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	484,000	18,740
American Tower Corp. Class A (a)	602,700	19,003
Bharti Airtel Ltd. (a)	5,752,621	96,638
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	120,000	$ 3,952
MTN Group Ltd.	405,200	6,217
NTT DoCoMo, Inc.	13,233	19,355
Sprint Nextel Corp. (a)	33,234,062	159,856
Vodafone Group PLC sponsored ADR	491,900	9,587
		333,348
TOTAL TELECOMMUNICATION SERVICES		465,829
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	21,988,600	43,477
Water Utilities - 0.0%
YTL Power International Bhd	34,795	21
TOTAL UTILITIES		43,498
TOTAL COMMON STOCKS (Cost $44,057,718)		48,244,248
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	15,803
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	698,064	8,028
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,254,247	8,780
TOTAL HEALTH CARE		16,808
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	3,075
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc. 8.00% (g)	3,950,196	$ 21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		57,377
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,586)		65,885
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 3,995	2,237
6.625% 10/1/28	8,510	4,681
7.45% 7/16/31	12,765	7,531
		14,449
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	36,585	21,585
TOTAL NONCONVERTIBLE BONDS (Cost $24,426)		36,034
Money Market Funds - 8.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.40% (b)	3,827,563,337	$ 3,827,563
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	390,772,445	390,772
TOTAL MONEY MARKET FUNDS (Cost $4,218,335)		4,218,335
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $48,419,065)		52,564,502
NET OTHER ASSETS - (1.0)%		(535,540)
NET ASSETS - 100%		$ 52,028,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,460,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,236,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,548
Fidelity Securities Lending Cash Central Fund	9,139
Total	$ 21,687
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AeroVironment, Inc.	$ 32,478	$ 43,531	$ 22,579	$ -	$ -
Amphenol Corp. Class A	223,614	31,707	29,695	295	299,954
AsiaInfo Holdings, Inc.	-	47,447	-	-	46,519
Birchcliff Energy Ltd.	19,257	21,373	-	-	48,593
Concur Technologies, Inc.	90,527	5,280	71,612	-	-
Energy Conversion Devices, Inc.	72,211	1,298	48,244	-	-
FLIR Systems, Inc.	297,262	5,057	55,496	-	-
Franco-Nevada Corp.	131,383	44,843	30,242	791	193,016
Genoptix, Inc.	35,524	-	28,636	-	-
ICU Medical, Inc.	-	41,128	-	-	43,775
Ivanhoe Mines Ltd.	53,776	21,938	-	-	130,369
J. Crew Group, Inc.	76,063	-	-	-	168,462
Jacobs Engineering Group, Inc.	298,433	39,235	150,149	-	-
MannKind Corp.	26,331	-	-	-	63,794
McAfee, Inc.	247,564	58,609	4,302	-	363,249
Medivation, Inc.	24,497	35,037	-	-	73,739
Mettler-Toledo International, Inc.	168,581	53,061	14,537	-	249,881
Neutral Tandem, Inc.	-	60,142	-	-	76,444
Noble Energy, Inc.	481,290	166,330	4,751	4,085	752,683
P.F. Chang's China Bistro, Inc.	-	32,855	-	-	39,537
Petroplus Holdings AG	80,124	21,255	14,355	-	72,895
Quality Systems, Inc.	70,825	19,276	5,160	1,114	111,926
Red Back Mining, Inc.	137,858	37,936	49,881	-	140,234
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Royal Gold, Inc.	$ 54,954	$ 53,902	$ 60,386	$ 201	$ -
Sohu.com, Inc.	114,317	48,760	-	-	219,497
Strayer Education, Inc.	137,366	43,545	39,471	796	-
Susser Holdings Corp.	19,162	-	-	-	16,134
Tim Hortons, Inc.	304,929	5,402	-	1,829	264,081
TreeHouse Foods, Inc.	85,000	1	-	-	89,776
Vivus, Inc.	22,128	2,423	11,865	-	-
Warnaco Group, Inc.	42,314	8,698	70,413	-	-
Total	$ 3,347,768	$ 950,069	$ 711,774	$ 9,111	$ 3,464,558
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,877,124	$ 6,772,045	$ 89,616	$ 15,463
Consumer Staples	4,950,855	4,946,005	4,850	-
Energy	3,534,409	3,534,409	-	-
Financials	6,355,361	6,292,057	47,501	15,803
Health Care	7,956,211	7,653,958	285,445	16,808
Industrials	1,911,416	1,911,416	-	-
Information Technology	13,622,534	13,549,131	48,637	24,766
Materials	2,584,388	2,584,388	-	-
Telecommunication Services	474,337	409,821	56,008	8,508
Utilities	43,498	43,498	-	-
Corporate Bonds	36,034	-	36,034	-
Money Market Funds	4,218,335	4,218,335	-	-
Total Investments in Securities:	$ 52,564,502	$ 51,915,063	$ 568,091	$ 81,348
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities
Beginning Balance	$ 327,739
Total Realized Gain (Loss)	(99,781)
Total Unrealized Gain (Loss)	(37,738)
Cost of Purchases	-
Proceeds of Sales	(72,219)
Amortization/Accretion	-
Transfer in/out of Level 3	(36,653)
Ending Balance	$ 81,348
Total unrealized gain (loss) on investments held at June 30, 2009	$ (17,906)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
Canada	5.6%
United Kingdom	2.6%
Switzerland	1.7%
China	1.6%
Bermuda	1.4%
Netherlands Antilles	1.1%
Ireland	1.0%
Others (individually less than 1%)	4.4%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,830,501,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,533,699,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009

Assets
Investment in securities, at value (including securities loaned of $377,505) - See accompanying schedule: Unaffiliated issuers (cost $40,540,816)	$ 44,881,609
Fidelity Central Funds (cost $4,218,335)	4,218,335
Other affiliated issuers (cost $3,659,914)	3,464,558
Total Investments (cost $48,419,065)		$ 52,564,502
Cash		34
Receivable for investments sold		141,920
Receivable for fund shares sold		57,921
Dividends receivable		53,355
Interest receivable		1,803
Distributions receivable from Fidelity Central Funds		3,405
Prepaid expenses		309
Other receivables		1,273
Total assets		52,824,522

Liabilities
Payable to custodian	$ 9
Payable for investments purchased	322,636
Payable for fund shares redeemed	38,381
Accrued management fee	33,215
Other affiliated payables	9,222
Other payables and accrued expenses	1,325
Collateral on securities loaned, at value	390,772
Total liabilities		795,560

Net Assets		$ 52,028,962
Net Assets consist of:
Paid in capital		$ 54,742,861
Undistributed net investment income		100,117
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,959,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,145,946
Net Assets		$ 52,028,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009

Contrafund: Net Asset Value, offering price and redemption price per share ($47,284,323 ÷ 988,957 shares)	$ 47.81

Class K: Net Asset Value, offering price and redemption price per share ($4,744,639 ÷ 99,207 shares)	$ 47.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009

Investment Income
Dividends (including $9,111 earned from other affiliated issuers)		$ 325,418
Interest		941
Income from Fidelity Central Funds		21,687
Total income		348,046

Expenses
Management fee Basic fee	$ 134,227
Performance adjustment	54,785
Transfer agent fees	54,160
Accounting and security lending fees	1,260
Custodian fees and expenses	898
Independent trustees' compensation	189
Registration fees	252
Audit	137
Legal	65
Miscellaneous	616
Total expenses before reductions	246,589
Expense reductions	(486)	246,103
Net investment income (loss)		101,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(838,146)
Other affiliated issuers	(121,962)
Foreign currency transactions	245
Total net realized gain (loss)		(959,863)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,588,610
Assets and liabilities in foreign currencies	342
Total change in net unrealized appreciation (depreciation)		3,588,952
Net gain (loss)		2,629,089
Net increase (decrease) in net assets resulting from operations		$ 2,731,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,943	$ 252,242
Net realized gain (loss)	(959,863)	(5,913,986)
Change in net unrealized appreciation (depreciation)	3,588,952	(24,064,404)
Net increase (decrease) in net assets resulting from operations	2,731,032	(29,726,148)
Distributions to shareholders from net investment income	(16,145)	(228,923)
Distributions to shareholders from net realized gain	-	(717,940)
Total distributions	(16,145)	(946,863)
Share transactions - net increase (decrease)	864,085	(2,020,966)
Total increase (decrease) in net assets	3,578,972	(32,693,977)

Net Assets
Beginning of period	48,449,990	81,143,967
End of period (including undistributed net investment income of $100,117 and undistributed net investment income of $15,798, respectively)	$ 52,028,962	$ 48,449,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

Six months ended June 30,

Years ended December 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35
Income from Investment Operations
Net investment income (loss) D	.09	.23	.48	.41	.27	.04
Net realized and unrealized gain (loss)	2.48	(27.22)	12.34	6.92	8.95	7.40
Total from investment operations	2.57	(26.99)	12.82	7.33	9.22	7.44
Distributions from net investment income	(.02)	(.21)	(.44)	(.39)	(.23)	(.05)
Distributions from net realized gain	-	(.65)	(4.48)	(6.49)	(.97)	-
Total distributions	(.02)	(.86)	(4.92)	(6.88)	(1.20)	(.05)
Net asset value, end of period	$ 47.81	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Total Return B, C	5.67%	(37.16)%	19.78%	11.54%	16.23%	15.07%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	.95%	.89%	.90%	.91%	.94%
Expenses net of fee waivers, if any	1.05% A	.95%	.89%	.90%	.91%	.94%
Expenses net of all reductions	1.05% A	.94%	.89%	.89%	.88%	.92%
Net investment income (loss)	.41% A	.37%	.68%	.62%	.46%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 47,284	$ 45,149	$ 81,144	$ 68,576	$ 60,143	$ 44,477
Portfolio turnover rate F	77% A	78%	56%	76%	60%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended June 30,

Year ended December 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.13	.22
Net realized and unrealized gain (loss)	2.49	(23.30)
Total from investment operations	2.62	(23.08)
Distributions from net investment income	(.02)	(.28)
Net asset value, end of period	$ 47.83	$ 45.23
Total Return B, C	5.79%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.82% A
Expenses net of fee waivers, if any	.87% A	.82% A
Expenses net of all reductions	.87% A	.82% A
Net investment income (loss)	.59% A	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,745	$ 3,301
Portfolio turnover rate F	77% A	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Contrafund and Class K to eligible shareholders of Contrafund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 17, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,501,602
Unrealized depreciation	(4,055,427)
Net unrealized appreciation (depreciation)	$ 3,446,175
Cost for federal income tax purposes	$ 49,118,327

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,798,434 and $16,746,652, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 52,887.24
Class K	1,273.06
	$ 54,160

* Annualized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $260 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $145 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,139.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $2.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $479 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008A
From net investment income
Contrafund	$ 14,901	$ 208,629
Class K	1,244	20,294
Total	$ 16,145	$ 228,923
From net realized gain
Contrafund	$ -	$ 717,940

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008A	Six months ended June 30, 2009	Year ended December 31, 2008A
Contrafund
Shares sold	104,696	153,230	$ 4,587,713	$ 9,211,642
Conversion to Class K	(22,464)	(71,716)	(971,519)	(3,520,561)
Reinvestment of distributions	338	15,647	14,518	906,942
Shares redeemed	(91,120)	(209,487)	(3,910,712)	(12,197,066)
Net increase (decrease)	(8,550)	(112,326)	$ (280,000)	$ (5,599,043)
Class K
Shares sold	12,550	3,604	$ 553,959	$ 167,149
Conversion from Contrafund	22,471	71,676	971,519	3,520,561
Reinvestment of distributions	29	462	1,244	20,294
Shares redeemed	(8,812)	(2,773)	(382,637)	(129,927)
Net increase (decrease)	26,238	72,969	$ 1,144,085	$ 3,578,077

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-USAN-0809
1.787777.106

Fidelity®

Contrafund®-
Class K

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Contrafund	1.05%
Actual		$ 1,000.00	$ 1,056.70	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class K	.87%
Actual		$ 1,000.00	$ 1,057.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.0	3.8
Apple, Inc.	3.9	2.1
Berkshire Hathaway, Inc. Class A	3.6	4.0
Wells Fargo & Co.	3.4	3.5
The Coca-Cola Co.	2.4	2.1
McDonald's Corp.	2.3	2.2
Gilead Sciences, Inc.	2.1	2.2
Procter & Gamble Co.	1.7	3.2
Visa, Inc.	1.7	1.2
Abbott Laboratories	1.7	1.8
	27.8
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.2	18.7
Health Care	15.2	20.5
Consumer Discretionary	13.2	10.4
Financials	12.3	13.3
Consumer Staples	9.5	13.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 92.7%		Stocks 94.2%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	19.4%	** Foreign investments	18.6%

Semiannual Report

Investments June 30, 2009

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.0%
Johnson Controls, Inc.	163,400	$ 3,549
Automobiles - 0.3%
Dongfeng Motor Group Co. Ltd. (H Shares)	27,058,000	22,834
Geely Automobile Holdings Ltd.	159,380,000	28,792
Honda Motor Co. Ltd. sponsored ADR	1,298,700	35,545
Toyota Motor Corp.	2,369,700	89,616
		176,787
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	24,964	1,775
Brinks Home Security Holdings, Inc. (a)	378,900	10,727
Regis Corp.	400,000	6,964
Strayer Education, Inc. (d)	650,686	141,921
		161,387
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	89,919	2,924
Cafe de Coral Holdings Ltd.	10,176,000	20,300
California Pizza Kitchen, Inc. (a)	543,667	7,225
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	193,260
Class B (a)	150,496	10,503
Little Sheep Group Ltd.	18,723,000	7,586
Marriott International, Inc. Class A	283,140	6,249
McDonald's Corp.	20,941,170	1,203,908
P.F. Chang's China Bistro, Inc. (a)(d)(e)	1,233,233	39,537
Panera Bread Co. Class A (a)	873,000	43,528
Papa John's International, Inc. (a)	537,311	13,320
Sodexo SA	1,526,144	78,329
Starbucks Corp. (a)	5,245,900	72,866
Tim Hortons, Inc. (e)	10,761,232	264,081
WMS Industries, Inc. (a)	610,200	19,227
Yum! Brands, Inc.	1,999,500	66,663
		2,049,506
Household Durables - 0.1%
Garmin Ltd.	1,091,500	26,000
Snap-On, Inc.	175,969	5,057
		31,057
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	5,681,608	475,323
Expedia, Inc. (a)	1,335,500	20,179
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	3,227,400	$ 16,169
Netflix, Inc. (a)	910,739	37,650
Priceline.com, Inc. (a)(d)	272,800	30,431
		579,752
Media - 3.1%
CKX, Inc. (a)	1,781,993	12,634
Discovery Communications, Inc. (a)	8,012,005	180,671
DreamWorks Animation SKG, Inc. Class A (a)	830,618	22,917
Interpublic Group of Companies, Inc. (a)	7,129,876	36,006
Liberty Global, Inc. Class A (a)	755,738	12,009
Liberty Media Corp. Entertainment Series A (a)	7,565,016	202,364
Marvel Entertainment, Inc. (a)	1,006,697	35,828
Pearson PLC	611,200	6,129
Scripps Networks Interactive, Inc. Class A	4,554,952	126,764
Sirius XM Radio, Inc. (a)	37,647,200	16,188
The DIRECTV Group, Inc. (a)	6,234,500	154,054
The Walt Disney Co.	33,155,106	773,509
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	15,463
Washington Post Co. Class B	7,700	2,712
		1,597,248
Multiline Retail - 0.4%
99 Cents Only Stores (a)	434,800	5,905
Dollar Tree, Inc. (a)	2,593,200	109,174
Family Dollar Stores, Inc.	1,618,400	45,801
Mothercare PLC	125,718	993
NEXT PLC	1,323,300	31,981
Parkson Retail Group Ltd.	21,708,500	31,037
		224,891
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	2,708,800	112,388
Aeropostale, Inc. (a)	328,500	11,258
American Eagle Outfitters, Inc.	627,700	8,895
AutoZone, Inc. (a)	284,900	43,051
Bed Bath & Beyond, Inc. (a)	735,400	22,614
Belle International Holdings Ltd.	13,000,000	11,440
Best Buy Co., Inc.	2,608,500	87,359
Gamestop Corp. Class A (a)	1,530,540	33,687
H&M Hennes & Mauritz AB (B Shares)	486,668	24,285
Home Depot, Inc.	2,415,300	57,074
Inditex SA	775,600	37,175
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
J. Crew Group, Inc. (a)(d)(e)	6,234,704	$ 168,462
O'Reilly Automotive, Inc. (a)	891,200	33,937
Ross Stores, Inc.	1,375,300	53,087
Sherwin-Williams Co.	292,000	15,695
Staples, Inc.	1,820,800	36,726
The Buckle, Inc. (d)	787,930	25,033
TJX Companies, Inc.	14,034,862	441,537
Urban Outfitters, Inc. (a)	3,170,300	66,164
		1,289,867
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC	2,321,900	16,158
China Dongxiang Group Co. Ltd.	19,675,000	13,227
Coach, Inc.	2,446,251	65,755
Li Ning Co. Ltd.	4,618,500	13,617
NIKE, Inc. Class B	12,366,100	640,317
Polo Ralph Lauren Corp. Class A	261,600	14,006
		763,080
TOTAL CONSUMER DISCRETIONARY		6,877,124
CONSUMER STAPLES - 9.5%
Beverages - 3.1%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	170,000	11,021
Diageo PLC sponsored ADR	815,667	46,697
Hansen Natural Corp. (a)	678,100	20,899
PepsiCo, Inc.	4,339,473	238,497
Pernod Ricard SA (d)	54,087	3,404
The Coca-Cola Co.	25,815,191	1,238,871
Tsingtao Brewery Co. Ltd. (H Shares)	10,720,000	34,028
		1,593,417
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	2,696,623	123,236
CVS Caremark Corp.	626,100	19,954
Delhaize Group SA	68,900	4,850
Kroger Co.	228,800	5,045
Susser Holdings Corp. (a)(e)	1,441,800	16,134
Tesco PLC	40,536,337	235,810
Wal-Mart Stores, Inc.	1,476,500	71,522
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	1,936,400	$ 56,930
William Morrison Supermarkets PLC	4,436,200	17,260
		550,741
Food Products - 2.2%
Cadbury PLC	6,417,500	54,689
Campbell Soup Co.	1,283,300	37,755
Danone (d)	1,828,770	90,244
General Mills, Inc.	3,528,100	197,644
H.J. Heinz Co.	370,800	13,238
Kellogg Co.	3,121,034	145,347
Kraft Foods, Inc. Class A	3,807,100	96,472
Nestle SA (Reg.)	7,044,260	265,327
Ralcorp Holdings, Inc. (a)	1,172,700	71,441
Smart Balance, Inc. (a)	924,393	6,295
TreeHouse Foods, Inc. (a)(e)	3,120,473	89,776
Want Want China Holdings Ltd.	97,423,000	55,060
		1,123,288
Household Products - 3.1%
Colgate-Palmolive Co.	10,063,311	711,879
Procter & Gamble Co.	17,368,770	887,544
		1,599,423
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	481,000	15,714
Hengan International Group Co. Ltd.	2,286,000	10,707
		26,421
Tobacco - 0.1%
Philip Morris International, Inc.	1,319,700	57,565
TOTAL CONSUMER STAPLES		4,950,855
ENERGY - 6.8%
Energy Equipment & Services - 1.1%
Schlumberger Ltd. (NY Shares)	10,517,200	569,086
Transocean Ltd. (a)	146,600	10,891
		579,977
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	294,700	21,263
Birchcliff Energy Ltd. (a)(e)	9,341,900	48,593
Canadian Natural Resources Ltd.	3,889,206	204,609
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	3,748,491	$ 74,333
Chevron Corp.	74,800	4,956
CNPC (Hong Kong) Ltd.	18,250,000	15,071
Concho Resources, Inc. (a)	215,639	6,187
EnCana Corp.	8,669,348	429,852
EOG Resources, Inc.	2,156,457	146,467
EXCO Resources, Inc. (a)	58,300	753
Exxon Mobil Corp.	8,067,637	564,009
Ivanhoe Energy, Inc. (a)	12,036,400	18,420
Murphy Oil Corp.	117,100	6,361
Noble Energy, Inc. (e)	12,763,836	752,683
Occidental Petroleum Corp.	4,283,706	281,911
Petrohawk Energy Corp. (a)	2,001,000	44,622
Petroleo Brasileiro SA - Petrobras sponsored ADR	309,100	12,667
Petroplus Holdings AG (e)	4,411,848	72,895
Range Resources Corp.	2,975,300	123,207
Southwestern Energy Co. (a)	2,557,667	99,365
Ultra Petroleum Corp. (a)	672,000	26,208
		2,954,432
TOTAL ENERGY		3,534,409
FINANCIALS - 12.2%
Capital Markets - 1.3%
BlackRock, Inc. Class A	82,500	14,472
Charles Schwab Corp.	7,501,475	131,576
Credit Suisse Group sponsored ADR	110,000	5,030
Franklin Resources, Inc.	552,900	39,814
Goldman Sachs Group, Inc.	2,199,990	324,367
Morgan Stanley	1,328,168	37,866
Northern Trust Corp.	143,200	7,687
T. Rowe Price Group, Inc.	2,368,700	98,704
		659,516
Commercial Banks - 4.0%
Banco do Brasil SA	2,927,100	31,609
Barclays PLC	10,222,100	47,501
China Merchants Bank Co. Ltd. (H Shares)	2,500,000	5,723
HDFC Bank Ltd. sponsored ADR	208,700	21,523
Industrial & Commercial Bank of China Ltd.	46,939,000	32,706
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	11,241,439	$ 210,830
Wells Fargo & Co.	72,692,815	1,763,528
		2,113,420
Consumer Finance - 0.1%
American Express Co.	3,524,433	81,908
Diversified Financial Services - 1.5%
CME Group, Inc.	82,800	25,760
Gimv NV (d)	100,000	4,991
Hong Kong Exchange & Clearing Ltd.	3,385,700	52,730
IntercontinentalExchange, Inc. (a)	422,800	48,301
JPMorgan Chase & Co.	18,537,229	632,305
MSCI, Inc. Class A (a)	210,000	5,132
		769,219
Insurance - 5.1%
ACE Ltd.	2,719,978	120,305
Admiral Group PLC	4,881,222	69,864
Axis Capital Holdings Ltd.	1,668,235	43,674
Berkshire Hathaway, Inc. Class A (a)(d)	20,497	1,844,730
eHealth, Inc. (a)	428,400	7,566
Fairfax Financial Holdings Ltd. (sub. vtg.)	261,922	65,756
The Chubb Corp.	7,319,300	291,894
The Travelers Companies, Inc.	3,918,415	160,812
W.R. Berkley Corp.	1,558,600	33,463
		2,638,064
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	6,043	272
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	2,943,452	27,551
China Overseas Land & Investment Ltd.	4,770,000	11,079
		38,630
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,899,100	38,529
TOTAL FINANCIALS		6,339,558
HEALTH CARE - 15.2%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	1,460,080	76,404
Alexion Pharmaceuticals, Inc. (a)	907,396	37,312
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	120,600	$ 6,385
Biogen Idec, Inc. (a)	773,500	34,924
Celgene Corp. (a)	4,840,404	231,565
CSL Ltd.	974,020	25,230
Cubist Pharmaceuticals, Inc. (a)	1,192,150	21,852
Dendreon Corp. (a)	476,100	11,831
Gilead Sciences, Inc. (a)	23,624,394	1,106,567
GTx, Inc. (a)	1,245,528	11,496
ImmunoGen, Inc. (a)	755,319	6,503
MannKind Corp. (a)(d)(e)	7,676,769	63,794
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	668
Martek Biosciences	236,300	4,998
Medivation, Inc. (a)(d)(e)	3,290,432	73,739
Myriad Genetics, Inc. (a)	4,151,956	148,017
Myriad Pharmaceuticals, Inc. (a)	1,074,114	4,995
OSI Pharmaceuticals, Inc. (a)	181,000	5,110
Seattle Genetics, Inc. (a)	951,676	9,250
Vanda Pharmaceuticals, Inc. (a)	527,198	6,205
Vertex Pharmaceuticals, Inc. (a)	150,000	5,346
		1,892,191
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	2,691,200	312,502
Baxter International, Inc.	2,880,500	152,551
Becton, Dickinson & Co.	3,766,248	268,571
Boston Scientific Corp. (a)	3,017,700	30,599
C.R. Bard, Inc.	2,871,540	213,786
Covidien PLC	9,801,108	366,953
DENTSPLY International, Inc.	3,559,385	108,632
Edwards Lifesciences Corp. (a)	2,038,317	138,667
ev3, Inc. (a)	501,000	5,371
Gen-Probe, Inc. (a)	429,234	18,448
ICU Medical, Inc. (a)(e)	1,063,789	43,775
Inverness Medical Innovations, Inc. (a)	909,800	32,371
NuVasive, Inc. (a)	1,705,093	76,047
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	12,440,000	31,943
Smith & Nephew PLC	1,264,500	9,388
St. Jude Medical, Inc. (a)	2,690,800	110,592
Stryker Corp.	857,750	34,087
		1,954,283
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
CardioNet, Inc. (a)	377,100	$ 6,154
Emeritus Corp. (a)	850,000	11,229
Express Scripts, Inc. (a)	1,937,400	133,196
Henry Schein, Inc. (a)	330,300	15,838
HMS Holdings Corp. (a)	286,200	11,654
IPC The Hospitalist Co., Inc. (a)	195,000	5,205
Medco Health Solutions, Inc. (a)	8,501,487	387,753
UnitedHealth Group, Inc.	96,547	2,412
		573,441
Health Care Technology - 0.4%
Cerner Corp. (a)	1,165,102	72,574
HLTH Corp. (a)	1,844,293	24,160
Quality Systems, Inc. (d)(e)	1,964,985	111,926
		208,660
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	2,147,045	83,606
Life Technologies Corp. (a)	573,100	23,910
Mettler-Toledo International, Inc. (a)(e)	3,238,900	249,881
QIAGEN NV (a)	500,000	9,295
Techne Corp.	534,080	34,080
Waters Corp. (a)	2,642,981	136,034
		536,806
Pharmaceuticals - 5.3%
Abbott Laboratories	18,174,683	854,937
Allergan, Inc.	1,062,600	50,559
Ardea Biosciences, Inc. (a)	450,569	7,092
AstraZeneca PLC (United Kingdom)	6,245,900	275,389
Bayer AG	321,332	17,227
Bristol-Myers Squibb Co.	12,410,000	252,047
Endo Pharmaceuticals Holdings, Inc. (a)	2,343,737	42,000
Forest Laboratories, Inc. (a)	2,060,600	51,742
Johnson & Johnson	13,949,100	792,309
Merck & Co., Inc.	1,938,050	54,188
Novo Nordisk AS Series B	2,032,125	109,866
Optimer Pharmaceuticals, Inc. (a)	988,280	14,795
Pronova BioPharma ASA (a)	8,373,435	22,261
Roche Holding AG (participation certificate)	133,696	18,176
Shionogi & Co. Ltd.	900,000	17,442
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,411,100	168,304
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)(d)	648,300	$ 16,674
Vivus, Inc. (a)	1,482,538	9,014
		2,774,022
TOTAL HEALTH CARE		7,939,403
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.4%
AeroVironment, Inc. (a)(d)	1,072,618	33,101
Lockheed Martin Corp.	1,495,713	120,629
Stanley, Inc. (a)	250,469	8,235
United Technologies Corp.	422,400	21,948
		183,913
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	7,910,625	412,539
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,086,900	6,728
Allegiant Travel Co. (a)(d)	327,800	12,994
Ryanair Holdings PLC sponsored ADR (a)	4,211,200	119,556
		139,278
Commercial Services & Supplies - 0.0%
Clean Harbors, Inc. (a)	185,000	9,988
Ritchie Brothers Auctioneers, Inc. (d)	38,800	910
Stericycle, Inc. (a)	100,000	5,153
		16,051
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	948,600	30,355
Jacobs Engineering Group, Inc. (a)	3,489,938	146,891
Orion Marine Group, Inc. (a)	300,000	5,700
URS Corp. (a)	107,700	5,333
		188,279
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(d)	204,600	5,371
China High Speed Transmission Equipment Group Co. Ltd.	5,536,000	11,029
Cooper Industries Ltd. Class A	5,005,441	155,419
First Solar, Inc. (a)	556,900	90,285
Roper Industries, Inc.	100,000	4,531
		266,635
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	2,251,500	$ 11,243
Machinery - 1.0%
China Automation Group Ltd.	29,036,000	11,277
Danaher Corp.	6,589,709	406,849
PACCAR, Inc.	3,093,841	100,581
		518,707
Professional Services - 0.1%
Dun & Bradstreet Corp.	126,600	10,281
Experian PLC	1,400,000	10,462
Robert Half International, Inc.	1,805,900	42,655
		63,398
Road & Rail - 0.2%
Canadian National Railway Co.	2,398,000	103,025
Heartland Express, Inc.	300,000	4,416
Knight Transportation, Inc.	237,600	3,932
		111,373
TOTAL INDUSTRIALS		1,911,416
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 2.9%
Aruba Networks, Inc. (a)	681,200	5,954
BYD Electronic International Co. Ltd.	79,112,000	48,591
Cisco Systems, Inc. (a)	6,889,400	128,418
EchoStar Holding Corp. Class A (a)	270,400	4,310
QUALCOMM, Inc.	18,572,238	839,465
Research In Motion Ltd. (a)	6,110,309	434,137
Starent Networks Corp. (a)	1,782,000	43,499
		1,504,374
Computers & Peripherals - 5.7%
Apple, Inc. (a)	14,298,147	2,036,485
Dell, Inc. (a)	7,930,600	108,887
Hewlett-Packard Co.	18,388,849	710,729
International Business Machines Corp.	212,600	22,200
NetApp, Inc. (a)	3,686,800	72,704
STEC, Inc. (a)(d)	971,600	22,531
		2,973,536
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A (e)	9,480,212	299,954
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
BYD Co. Ltd. (H Shares) (a)	18,914,000	$ 74,925
Corning, Inc.	1,544,900	24,811
FLIR Systems, Inc. (a)	7,482,308	168,801
		568,491
Internet Software & Services - 6.9%
AsiaInfo Holdings, Inc. (a)(e)	2,703,000	46,519
Baidu.com, Inc. sponsored ADR (a)	339,500	102,220
Constant Contact, Inc. (a)	1,387,658	27,531
eBay, Inc. (a)	4,900,000	83,937
Google, Inc. Class A (sub. vtg.) (a)	6,153,176	2,594,112
NetEase.com, Inc. sponsored ADR (a)	4,281,800	150,634
NHN Corp. (a)	137,049	18,975
Open Text Corp. (a)	1,825,700	66,712
Sohu.com, Inc. (a)(d)(e)	3,493,500	219,497
Telecity Group PLC (a)	212,100	1,040
Tencent Holdings Ltd.	22,800,800	266,111
VeriSign, Inc. (a)	647,013	11,957
VistaPrint Ltd. (a)	769,982	32,840
WebMD Health Corp. Class A (a)	192,373	5,756
		3,627,841
IT Services - 3.4%
Accenture Ltd. Class A	11,302,400	378,178
Cognizant Technology Solutions Corp. Class A (a)	628,400	16,778
CyberSource Corp. (a)	2,298,951	35,174
Fidelity National Information Services, Inc.	2,426,000	48,423
Fiserv, Inc. (a)	270,000	12,339
Global Payments, Inc.	193,600	7,252
Hewitt Associates, Inc. Class A (a)	1,029,500	30,659
ManTech International Corp. Class A (a)	12,710	547
MasterCard, Inc. Class A	1,409,641	235,847
Metavante Technologies, Inc. (a)	1,111,400	28,741
Paychex, Inc.	239,100	6,025
Redecard SA	2,248,300	34,438
The Western Union Co.	3,663,968	60,089
Visa, Inc.	13,904,893	865,719
		1,760,209
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A (a)	5,523,800	136,935
Cree, Inc. (a)	493,200	14,495
Intel Corp.	1,256,850	20,801
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	425,000	$ 6,294
KLA-Tencor Corp.	177,100	4,472
Marvell Technology Group Ltd. (a)	8,114,800	94,456
NVIDIA Corp. (a)	8,977,800	101,359
Samsung Electronics Co. Ltd.	644,184	299,150
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,636,700	137,731
Xilinx, Inc.	231,700	4,741
		820,434
Software - 4.5%
Activision Blizzard, Inc. (a)	27,837,464	351,587
Adobe Systems, Inc. (a)	9,175,308	259,661
Autonomy Corp. PLC (a)	4,803,553	113,560
BMC Software, Inc. (a)	4,681,880	158,201
Check Point Software Technologies Ltd. (a)	184,300	4,326
Citrix Systems, Inc. (a)	1,027,800	32,777
Kingdee International Software Group Co. Ltd.	30,000,000	5,187
McAfee, Inc. (a)(e)	8,609,835	363,249
Microsoft Corp.	296,700	7,053
NCsoft Corp.	177,520	25,483
Nintendo Co. Ltd.	176,375	48,637
Oracle Corp.	29,730,300	636,823
Pegasystems, Inc.	486,732	12,840
Red Hat, Inc. (a)	748,400	15,065
Salesforce.com, Inc. (a)	4,050,382	154,603
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,993,774	104,254
Solera Holdings, Inc. (a)	347,523	8,827
Sybase, Inc. (a)	876,400	27,466
Synopsys, Inc. (a)	180,900	3,529
TiVo, Inc. (a)	930,800	9,755
		2,342,883
TOTAL INFORMATION TECHNOLOGY		13,597,768
MATERIALS - 5.0%
Chemicals - 0.7%
Airgas, Inc.	487,932	19,776
Ecolab, Inc.	4,866,063	189,728
Huabao International Holdings Ltd.	2,620,000	2,536
Monsanto Co.	1,534,965	114,109
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	42,120	$ 2,993
Valspar Corp.	211,100	4,756
		333,898
Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd. (Canada)	614,400	32,365
AngloGold Ashanti Ltd. sponsored ADR	1,699,800	62,264
B2Gold Corp. (a)(f)	5,000,000	3,181
BHP Billiton Ltd. sponsored ADR (d)	1,565,000	85,652
Eldorado Gold Corp. (a)	10,412,779	93,823
First Quantum Minerals Ltd.	206,300	9,977
Franco-Nevada Corp. (e)	7,334,100	176,306
Franco-Nevada Corp. (e)(f)	695,100	16,710
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	347,550	1,404
Freeport-McMoRan Copper & Gold, Inc. Class B	562,900	28,207
Goldcorp, Inc.	14,411,683	500,958
IAMGOLD Corp.	1,996,200	20,218
Ivanhoe Mines Ltd. (a)(e)	23,508,900	130,369
Kinross Gold Corp.	21,678,579	395,139
New Gold, Inc. (a)	1,890,600	5,006
Newcrest Mining Ltd.	11,034,827	271,257
Nucor Corp.	111,300	4,945
Randgold Resources Ltd. sponsored ADR	3,463,546	222,256
Red Back Mining, Inc. (a)(e)	15,493,000	135,069
Red Back Mining, Inc. (a)(e)(f)	592,400	5,165
Royal Gold, Inc.	755,472	31,503
Seabridge Gold, Inc. (a)	285,600	7,408
US Gold Corp. (a)	4,283,300	11,308
		2,250,490
TOTAL MATERIALS		2,584,388
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Neutral Tandem, Inc. (a)(e)	2,589,556	76,444
Nippon Telegraph & Telephone Corp.	900,000	36,653
Qwest Communications International, Inc.	4,670,900	19,384
		132,481
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	484,000	18,740
American Tower Corp. Class A (a)	602,700	19,003
Bharti Airtel Ltd. (a)	5,752,621	96,638
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	120,000	$ 3,952
MTN Group Ltd.	405,200	6,217
NTT DoCoMo, Inc.	13,233	19,355
Sprint Nextel Corp. (a)	33,234,062	159,856
Vodafone Group PLC sponsored ADR	491,900	9,587
		333,348
TOTAL TELECOMMUNICATION SERVICES		465,829
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	21,988,600	43,477
Water Utilities - 0.0%
YTL Power International Bhd	34,795	21
TOTAL UTILITIES		43,498
TOTAL COMMON STOCKS (Cost $44,057,718)		48,244,248
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	15,803
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	698,064	8,028
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,254,247	8,780
TOTAL HEALTH CARE		16,808
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	3,075
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc. 8.00% (g)	3,950,196	$ 21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		57,377
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,586)		65,885
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 3,995	2,237
6.625% 10/1/28	8,510	4,681
7.45% 7/16/31	12,765	7,531
		14,449
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	36,585	21,585
TOTAL NONCONVERTIBLE BONDS (Cost $24,426)		36,034
Money Market Funds - 8.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.40% (b)	3,827,563,337	$ 3,827,563
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	390,772,445	390,772
TOTAL MONEY MARKET FUNDS (Cost $4,218,335)		4,218,335
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $48,419,065)		52,564,502
NET OTHER ASSETS - (1.0)%		(535,540)
NET ASSETS - 100%		$ 52,028,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,460,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,236,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,548
Fidelity Securities Lending Cash Central Fund	9,139
Total	$ 21,687
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AeroVironment, Inc.	$ 32,478	$ 43,531	$ 22,579	$ -	$ -
Amphenol Corp. Class A	223,614	31,707	29,695	295	299,954
AsiaInfo Holdings, Inc.	-	47,447	-	-	46,519
Birchcliff Energy Ltd.	19,257	21,373	-	-	48,593
Concur Technologies, Inc.	90,527	5,280	71,612	-	-
Energy Conversion Devices, Inc.	72,211	1,298	48,244	-	-
FLIR Systems, Inc.	297,262	5,057	55,496	-	-
Franco-Nevada Corp.	131,383	44,843	30,242	791	193,016
Genoptix, Inc.	35,524	-	28,636	-	-
ICU Medical, Inc.	-	41,128	-	-	43,775
Ivanhoe Mines Ltd.	53,776	21,938	-	-	130,369
J. Crew Group, Inc.	76,063	-	-	-	168,462
Jacobs Engineering Group, Inc.	298,433	39,235	150,149	-	-
MannKind Corp.	26,331	-	-	-	63,794
McAfee, Inc.	247,564	58,609	4,302	-	363,249
Medivation, Inc.	24,497	35,037	-	-	73,739
Mettler-Toledo International, Inc.	168,581	53,061	14,537	-	249,881
Neutral Tandem, Inc.	-	60,142	-	-	76,444
Noble Energy, Inc.	481,290	166,330	4,751	4,085	752,683
P.F. Chang's China Bistro, Inc.	-	32,855	-	-	39,537
Petroplus Holdings AG	80,124	21,255	14,355	-	72,895
Quality Systems, Inc.	70,825	19,276	5,160	1,114	111,926
Red Back Mining, Inc.	137,858	37,936	49,881	-	140,234
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Royal Gold, Inc.	$ 54,954	$ 53,902	$ 60,386	$ 201	$ -
Sohu.com, Inc.	114,317	48,760	-	-	219,497
Strayer Education, Inc.	137,366	43,545	39,471	796	-
Susser Holdings Corp.	19,162	-	-	-	16,134
Tim Hortons, Inc.	304,929	5,402	-	1,829	264,081
TreeHouse Foods, Inc.	85,000	1	-	-	89,776
Vivus, Inc.	22,128	2,423	11,865	-	-
Warnaco Group, Inc.	42,314	8,698	70,413	-	-
Total	$ 3,347,768	$ 950,069	$ 711,774	$ 9,111	$ 3,464,558
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,877,124	$ 6,772,045	$ 89,616	$ 15,463
Consumer Staples	4,950,855	4,946,005	4,850	-
Energy	3,534,409	3,534,409	-	-
Financials	6,355,361	6,292,057	47,501	15,803
Health Care	7,956,211	7,653,958	285,445	16,808
Industrials	1,911,416	1,911,416	-	-
Information Technology	13,622,534	13,549,131	48,637	24,766
Materials	2,584,388	2,584,388	-	-
Telecommunication Services	474,337	409,821	56,008	8,508
Utilities	43,498	43,498	-	-
Corporate Bonds	36,034	-	36,034	-
Money Market Funds	4,218,335	4,218,335	-	-
Total Investments in Securities:	$ 52,564,502	$ 51,915,063	$ 568,091	$ 81,348
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities
Beginning Balance	$ 327,739
Total Realized Gain (Loss)	(99,781)
Total Unrealized Gain (Loss)	(37,738)
Cost of Purchases	-
Proceeds of Sales	(72,219)
Amortization/Accretion	-
Transfer in/out of Level 3	(36,653)
Ending Balance	$ 81,348
Total unrealized gain (loss) on investments held at June 30, 2009	$ (17,906)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
Canada	5.6%
United Kingdom	2.6%
Switzerland	1.7%
China	1.6%
Bermuda	1.4%
Netherlands Antilles	1.1%
Ireland	1.0%
Others (individually less than 1%)	4.4%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,830,501,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,533,699,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009

Assets
Investment in securities, at value (including securities loaned of $377,505) - See accompanying schedule: Unaffiliated issuers (cost $40,540,816)	$ 44,881,609
Fidelity Central Funds (cost $4,218,335)	4,218,335
Other affiliated issuers (cost $3,659,914)	3,464,558
Total Investments (cost $48,419,065)		$ 52,564,502
Cash		34
Receivable for investments sold		141,920
Receivable for fund shares sold		57,921
Dividends receivable		53,355
Interest receivable		1,803
Distributions receivable from Fidelity Central Funds		3,405
Prepaid expenses		309
Other receivables		1,273
Total assets		52,824,522

Liabilities
Payable to custodian	$ 9
Payable for investments purchased	322,636
Payable for fund shares redeemed	38,381
Accrued management fee	33,215
Other affiliated payables	9,222
Other payables and accrued expenses	1,325
Collateral on securities loaned, at value	390,772
Total liabilities		795,560

Net Assets		$ 52,028,962
Net Assets consist of:
Paid in capital		$ 54,742,861
Undistributed net investment income		100,117
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,959,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,145,946
Net Assets		$ 52,028,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009

Contrafund: Net Asset Value, offering price and redemption price per share ($47,284,323 ÷ 988,957 shares)	$ 47.81

Class K: Net Asset Value, offering price and redemption price per share ($4,744,639 ÷ 99,207 shares)	$ 47.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009

Investment Income
Dividends (including $9,111 earned from other affiliated issuers)		$ 325,418
Interest		941
Income from Fidelity Central Funds		21,687
Total income		348,046

Expenses
Management fee Basic fee	$ 134,227
Performance adjustment	54,785
Transfer agent fees	54,160
Accounting and security lending fees	1,260
Custodian fees and expenses	898
Independent trustees' compensation	189
Registration fees	252
Audit	137
Legal	65
Miscellaneous	616
Total expenses before reductions	246,589
Expense reductions	(486)	246,103
Net investment income (loss)		101,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(838,146)
Other affiliated issuers	(121,962)
Foreign currency transactions	245
Total net realized gain (loss)		(959,863)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,588,610
Assets and liabilities in foreign currencies	342
Total change in net unrealized appreciation (depreciation)		3,588,952
Net gain (loss)		2,629,089
Net increase (decrease) in net assets resulting from operations		$ 2,731,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,943	$ 252,242
Net realized gain (loss)	(959,863)	(5,913,986)
Change in net unrealized appreciation (depreciation)	3,588,952	(24,064,404)
Net increase (decrease) in net assets resulting from operations	2,731,032	(29,726,148)
Distributions to shareholders from net investment income	(16,145)	(228,923)
Distributions to shareholders from net realized gain	-	(717,940)
Total distributions	(16,145)	(946,863)
Share transactions - net increase (decrease)	864,085	(2,020,966)
Total increase (decrease) in net assets	3,578,972	(32,693,977)

Net Assets
Beginning of period	48,449,990	81,143,967
End of period (including undistributed net investment income of $100,117 and undistributed net investment income of $15,798, respectively)	$ 52,028,962	$ 48,449,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

Six months ended June 30,

Years ended December 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35
Income from Investment Operations
Net investment income (loss) D	.09	.23	.48	.41	.27	.04
Net realized and unrealized gain (loss)	2.48	(27.22)	12.34	6.92	8.95	7.40
Total from investment operations	2.57	(26.99)	12.82	7.33	9.22	7.44
Distributions from net investment income	(.02)	(.21)	(.44)	(.39)	(.23)	(.05)
Distributions from net realized gain	-	(.65)	(4.48)	(6.49)	(.97)	-
Total distributions	(.02)	(.86)	(4.92)	(6.88)	(1.20)	(.05)
Net asset value, end of period	$ 47.81	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Total Return B, C	5.67%	(37.16)%	19.78%	11.54%	16.23%	15.07%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	.95%	.89%	.90%	.91%	.94%
Expenses net of fee waivers, if any	1.05% A	.95%	.89%	.90%	.91%	.94%
Expenses net of all reductions	1.05% A	.94%	.89%	.89%	.88%	.92%
Net investment income (loss)	.41% A	.37%	.68%	.62%	.46%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 47,284	$ 45,149	$ 81,144	$ 68,576	$ 60,143	$ 44,477
Portfolio turnover rate F	77% A	78%	56%	76%	60%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended June 30,

Year ended December 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.13	.22
Net realized and unrealized gain (loss)	2.49	(23.30)
Total from investment operations	2.62	(23.08)
Distributions from net investment income	(.02)	(.28)
Net asset value, end of period	$ 47.83	$ 45.23
Total Return B, C	5.79%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.82% A
Expenses net of fee waivers, if any	.87% A	.82% A
Expenses net of all reductions	.87% A	.82% A
Net investment income (loss)	.59% A	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,745	$ 3,301
Portfolio turnover rate F	77% A	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Contrafund and Class K to eligible shareholders of Contrafund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 17, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,501,602
Unrealized depreciation	(4,055,427)
Net unrealized appreciation (depreciation)	$ 3,446,175
Cost for federal income tax purposes	$ 49,118,327

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,798,434 and $16,746,652, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 52,887.24
Class K	1,273.06
	$ 54,160

* Annualized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $260 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $145 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,139.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Contrafund's operating expenses. During the period, this reimbursement reduced the class' expenses by $2.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $479 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008A
From net investment income
Contrafund	$ 14,901	$ 208,629
Class K	1,244	20,294
Total	$ 16,145	$ 228,923
From net realized gain
Contrafund	$ -	$ 717,940

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008A	Six months ended June 30, 2009	Year ended December 31, 2008A
Contrafund
Shares sold	104,696	153,230	$ 4,587,713	$ 9,211,642
Conversion to Class K	(22,464)	(71,716)	(971,519)	(3,520,561)
Reinvestment of distributions	338	15,647	14,518	906,942
Shares redeemed	(91,120)	(209,487)	(3,910,712)	(12,197,066)
Net increase (decrease)	(8,550)	(112,326)	$ (280,000)	$ (5,599,043)
Class K
Shares sold	12,550	3,604	$ 553,959	$ 167,149
Conversion from Contrafund	22,471	71,676	971,519	3,520,561
Reinvestment of distributions	29	462	1,244	20,294
Shares redeemed	(8,812)	(2,773)	(382,637)	(129,927)
Net increase (decrease)	26,238	72,969	$ 1,144,085	$ 3,578,077

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-K-USAN-0809
1.863192.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2009